united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-08037

AdvisorOne Funds

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC., 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-493-3313

Date of fiscal year end: 4/30

Date of reporting period: 4/30/20

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

# LOOKING LONG-TERM

Annual Report | AdvisorOne Funds | April 30, 2020

CLS INVESTMENTS

Distributed by Northern Lights Distributors, LLC, Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website Advisoronefunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you. You may also elect to receive all future reports in paper free of charge.

AdvisorOne Funds Annual Report

Table of Contents

Letter from the Portfolio Management Team	1

CLS Global Aggressive Equity Fund
Portfolio Summary	2
Performance Update	3

CLS Global Diversified Equity Fund
Portfolio Summary	4
Performance Update	5

CLS Growth and Income Fund
Portfolio Summary	6
Performance Update	7

CLS Flexible Income Fund
Portfolio Summary	8
Performance Update	9

CLS Shelter Fund
Portfolio Summary	10
Performance Update	11

Schedule of Investments
CLS Global Aggressive Equity Fund	12
CLS Global Diversified Equity Fund	14
CLS Growth and Income Fund	16
CLS Flexible Income Fund	19
CLS Shelter Fund	22

Statements of Assets and Liabilities	23

Statements of Operations	25

1

AdvisorOne Funds Annual Report

Table of Contents (Continued)

Statements of Changes in Net Assets
CLS Global Aggressive Equity Fund	27
CLS Global Diversified Equity Fund	27
CLS Growth and Income Fund	28
CLS Flexible Income Fund	28
CLS Shelter Fund	29

Financial Highlights
CLS Global Aggressive Equity Fund	30
CLS Global Diversified Equity Fund	32
CLS Growth and Income Fund	34
CLS Flexible Income Fund	36
CLS Shelter Fund	38

Notes to Financial Statements	40

Report of Independent Registered Public Accounting Firm	60

Shareholder Expense Example	61

Trustees and Officers	63

Supplemental Information	65

2

AdvisorOne Funds Annual Report

Letter from the Portfolio Management Team

Dear shareholders:

The challenges investors have faced in years past have become overshadowed by an unforeseen event. The COVID-19 pandemic has changed the world, but investors still have reason to stick with their Risk Budget and investing goals.

Over the last 12 months ended April 30, 2020, U.S. large-cap stocks1 were able to generate a positive return. This is despite large declines in March 2020. High-quality fixed income also managed positive returns, but other asset classes did not fare as well.

Over the same 12-month period, global equities2 lost 5.25%. U.S. stocks3 fell 0.56%, U.S. large-cap stocks1 gained 3.70%, while U.S. small-cap stocks4 fell 17.50%. Overseas, developed international equities5 fell 11.36%, and emerging market stocks6 declined 12.04%.

The overall domestic, investment-grade, fixed-income market7 gained 10.84% over the last 12 months ended April 30, 2020, and short-term Treasuries8 returned 1.78%. Commodities9 lost 23.18% during the same time period.

At CLS Investments, we continue to strongly believe that Risk-Budgeted (managed to a target risk level), global, and balanced portfolios help investors succeed over time. We believe this diversified investment approach can reduce investors’ portfolio risk and help to achieve long-term financial goals.

Investment Outlook

As active, multi-asset allocators, we build our various portfolios around our central positioning, which is based on the following principles:

●	Relative Valuations — Value-oriented stocks, international and emerging market stocks, and smaller-cap stocks are all trading at multi-decade valuation discounts to their counterparts. We believe these areas may be priced for attractive returns going forward.

●	Active Management — We utilize exchange-traded funds (ETFs) that are actively managed, particularly in fixed income. We believe strong active managers have opportunities to add value in this environment. We also utilize so-called “smart beta” allocations across asset classes, which take known “factors” that active managers seek to exploit and use them in a rules-based format.

●	Multi-Asset Class Opportunities — We diversify portfolios with a variety of asset classes, including fixed income, alternatives, and commodities. Within fixed income, we are looking at a variety of sectors that have recently become attractive due to market dislocations, such as high-yield and investment-grade bonds, emerging market debt, and short-term Treasury Inflation Protected Securities (TIPS).

For more information on our outlook and positioning, please refer to the following pages specific to each AdvisorOne Fund.

Thank you for your trust and confidence in managing your funds.

Sincerely,

CLS Investments Portfolio Management Team

1	Morningstar US Large Cap TR USD, 2 Morningstar GblMkt Large-Mid NR USD, 3 Morningstar US Market TR USD, 4 Morningstar US Small Cap TR USD, 5 Morningstar Gbl xUS Large-Mid NR USD, 6 Morningstar EM Large-Mid NR USD, 7 BBgBarc US Agg Bond TR USD, 8 Morningstar Cash TR USD, 9 Bloomberg Commodity TR USD. Investments cannot be made in an index. Unmanaged index returns do not reflect any fees, expenses or sales charges. Past performance is no guarantee of future results.

3622-NLD-5/28/2020

1415-CLS-5/27/2020

AdvisorOne Funds Annual Report

CLS Global Aggressive Equity Fund - Portfolio Summary

Portfolio Commentary

The CLS Global Aggressive Equity Fund returned -8.17 percent over the year ended April 30, 2020. The Fund has a Risk Budget of 110 (i.e., over time the Fund is approximately 10 percent riskier than a diversified stock portfolio consisting of 60 percent domestic equities and 40 percent international equities).

Biotechnology, innovative technologies, retail, and pharmaceutical companies contributed positively to performance. Energy and international positions, particularly with a value-orientation, were the largest detractors to performance.

The Fund’s largest exposures include a tilt towards value stocks, including allocations to the financial and energy stocks. Healthcare companies also have a large allocation. In general, the fund tilts towards smaller cap stocks. These sectors have attractive relative valuations and growth prospects. The Fund also holds positions in overseas areas, specifically Asia and emerging markets where valuations remain constructive and growth prospects are robust.

Major trades were focused on reallocating international positions, adding to biotechnology and other innovative areas, and extensive tax loss harvesting in early 2020.

Turnover for the Fund over the year ended April 30, 2020 was 63 percent.

*	Based on total net asset value as of April 30, 2020. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund’s risk because each investment has a greater effect on the Fund’s performance. Refer to the Schedule of Investments for a detailed listing of the Fund’s holdings.

Investors cannot directly invest in an index and unmanaged index returns do not reflect any fees, expenses or sales charges. Past performance does not guarantee future results and there is no assurance that the Fund will achieve its investment objective.

Portfolio Composition*

Top Ten Portfolio Holdings*	* Percentages based on Net Assets
VanEck Vectors Morningstar Wide Moat ETF	9.70%
The Fund is a rules-based, equal weighted index intended to offer exposure to the 20 most attractively price companies with sustainable competitive advantages.
VanEck Vectors Retail ETF	6.24%
The Fund seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the MVIS® US Listed Retail 25 Index (MVRTHTR), which is intended to track the overall performance of companies involved in retail distribution, wholesalers, on-line, direct mail and TV retailers, multi-line retailers, specialty retailers and food and other staples retailers.
iShares Edge MSCI International Value Factor ETF	6.19%
The Fund seeks to track the investment results of an index composed of international developed large- and mid-capitalization stocks with value characteristics and relatively lower valuations.
VanEck Vectors Pharmaceutical ETF	5.60%
The Fund seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the MVIS® US Listed Pharmaceutical 25 Index (MVPPHTR), which is intended to track the overall performance of companies involved in pharmaceuticals, including pharmaceutical research and development as well a production, marketing and sales of pharmaceuticals.
iShares MSCI All Country Asia ex Japan ETF	5.55%
The Fund seeks to track the investment results of an index composed of Asian equities, excluding Japan.
Davis Select International ETF	5.23%
The Fund seeks long-term capital growth and capital preservation.
Invesco FTSE RAFI Emerging Markets ETF	5.23%
The Fund is based on the FTSE RAFI Emerging Markets Index (Index). The Fund will normally invest at least 90% of its total assets in securities that comprise the Index and American Depository Receipts (ADRs) based on the securities in the Index.
ARK Genomic Revolution ETF	4.87%
The Fund seeks long-term growth of capital. The Fund is an actively-managed exchange-traded fund that will invest under normal circumstances primarily in domestic and foreign equity securities of companies across multiple sectors, including healthcare, information technology, materials, energy and consumer discretionary.
Schwab Fundamental International Large Company Index ETF	4.76%
The Fund seeks to track as closely as possible, before fees and expenses, the total return of the Russell Fundamental Developed ex-U.S. Large Company Index. The Fund will concentrate its investments in a group of sectors approximating the Index and achieve over time a correlation with the Index’s performance.
Cambria Global Value ETF	4.59%
The Fund seeks to provide investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying security, the Cambria Global Value Index. The Underlying Index is comprised of equity securities of issuers, as well as ETFs, located in developed and emerging countries.

AdvisorOne Funds Annual Report

CLS Global Aggressive Equity Fund - Performance Update

Annualized Total Returns as of April 30, 2020

					Since
		3 Year	5 Year	10 Year	Inception
	1 Year	(Annualized)	(Annualized)	(Annualized)	(12/7/18-4/30/20)
Class N Shares[1]	(8.17)%	1.70%	3.44%	6.79%	NA
Class T Shares[1]	(8.17)%	NA	NA	N/A	0.54%
MSCI ACWI Index	(4.96)%	4.46%	4.37%	6.94%	4.33%
Risk Budget Benchmark*	(5.90)%	5.10%	5.41%	8.81%	3.46%

[1]	Class N and Class T Shares are not subject to an initial sales charge or a CDSC.

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expenses are 1.79% for Class N shares and 1.64% for Class T shares per the September 1, 2019 prospectus. This material must be proceeded or accompanied by a prospectus. Please read it carefully before investing. For performance information current to the most recent month-end, please call 1-866-811-0225.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the CLS Global Aggressive Equity Fund (assuming reinvestment of all dividends and distributions) versus the Fund’s benchmark index.

The MSCI ACWI Index is designed to provide a broad measure of global equity market performance by capturing all sources of equity returns across 23 developed and 26 emerging markets.

*       Performance of the risk budget benchmark shows how the Fund’s performance compares to an index with similar investment strategies and underlying holdings as the Fund. The risk budget benchmark consists of 110% of a blended benchmark consisting of 60% of the Morningstar U.S. Market Index and 40% of the Morningstar Global ex US Lg-Mid Index. The Morningstar U.S. Market Index is an index that measures the performance of U.S. securities and targets 97% market capitalization coverage of the investable universe. It is a diversified broad market index. The Morningstar Global ex U.S. Large-Mid Index is an index that measures the performance of Global Markets (ex-U.S.) equity markets targeting the top 90% of stocks by market capitalization.

AdvisorOne Funds Annual Report

CLS Global Diversified Equity Fund - Portfolio Summary

Portfolio Commentary

The CLS Global Diversified Equity Fund returned -10.47 percent over the year ended April 30, 2020. The Fund has a Risk Budget of 100 (i.e., over time the Fund is approximately as risky as a diversified stock portfolio consisting of 60 percent domestic equities and 40 percent international equities).

Health care and innovative technology companies contributed positively to performance. Value-oriented investments were detractors from performance, such as Emerging markets, financial companies, natural resources, and commodities.

The Fund’s largest exposures include international positions, particularly in emerging markets, financial and healthcare stocks, and commodities. International stocks continue to show attractive relative valuations. We believe financial companies present a valuation opportunity not seen since the financial crisis.

Major trades were focused on increasing allocations to financial companies, reducing specific domestic exposures, and extensive tax loss harvesting in early 2020.

Turnover for the Fund over the year ended April 30, 2020 was 77 percent.

*	Based on total net asset value as of April 30, 2020. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund’s risk because each investment has a greater effect on the Fund’s performance. Refer to the Schedule of Investments for a detailed listing of the Fund’s holdings.

Investors cannot directly invest in an index and unmanaged index returns do not reflect any fees, expenses or sales charges. Past performance does not guarantee future results and there is no assurance that the Fund will achieve its investment objective.

Portfolio Composition*

Top Ten Portfolio Holdings*	*Percentages based on Net Assets
Invesco FTSE RAFI Emerging Markets ETF	9.05%
The Fund is based on the FTSE RAFI Emerging Markets Index (Index). The Fund will normally invest at least 90% of its total assets in securities that comprise the Index and American Depository Receipts (ADRs) based on the securities in the Index.
iShares Exponential Technologies ETF	8.72%
seeks to track the investment results of an index composed of developed and emerging market companies that create or use exponential technologies
Davis Select Financial ETF	6.91%
The Fund seeks long-term capital growth and capital preservation.
Fidelity Value Factor ETF	6.26%
The fund seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the Fidelity U.S. Value Factor IndexSM.
iShares Global Healthcare ETF	6.12%
The Fund seeks to track the investment results of an index composed of global equities in the healthcare sector.
WisdomTree Emerging Markets High Dividend Fund	4.97%
The Fund seeks to track the price and yield performance of the WisdomTree Emerging Markets High Dividend Index which comprised of the highest dividend-yielding common stocks selected from WisdomTree Emerging Markets Dividend Index.
SPDR S&P Emerging Asia Pacific ETF	4.81%
The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the S&P® Asia Pacific Emerging BMI Index.
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	4.45%
The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Goldman Sachs ActiveBeta® Emerging Markets Equity Index.
SPDR MFS Systematic Growth Equity ETF	3.68%
The Fund seeks capital appreciation. The Fund invests at least 80% of its assets in equity securities and may invest in companies of any size. The Fund uses fundamental analysis of individual issuers and their potential in light of their financial, market, economic, political condition to identify potential investments.
Invesco DB Commodity Index Tracking Fund	3.48%
The Fund seeks to track changes, whether positive or negative, in the level of the DBIQ Optimum Yield Diversified Commodity Index Excess Return™. The fund pursues its investment objective by investing in index commodities.

AdvisorOne Funds Annual Report

CLS Global Diversified Equity Fund - Performance Update

Annualized Total Returns as of April 30, 2020

					Since
		3 Year	5 Year	10 Year	Inception
	1 Year	(Annualized)	(Annualized)	(Annualized)	(12/7/18-4/30/20)
Class N Shares[1]	(10.47)%	1.03%	1.84%	5.48%	NA
Class T Shares[1]	(10.47)%	NA	NA	NA	(2.06)%
MSCI ACWI Index	(4.96)%	4.46%	4.37%	6.94%	4.33%
Risk Budget Benchmark*	(4.47)%	5.21%	5.36%	8.34%	4.01%

[1]	Class N and Class T Shares are not subject to an initial sales charge or a CDSC.

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expenses are 1.55% for Class N shares and 1.42% for Class T shares per the September 1, 2019 prospectus. This material must be proceeded or accompanied by a prospectus. Please read it carefully before investing. For performance information current to the most recent month-end, please call 1-866-811-0225.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the CLS Global Diversified Equity Fund (assuming reinvestment of all dividends and distributions) versus the Fund’s benchmark index.

The MSCI ACWI Index is designed to provide a broad measure of global equity market performance by capturing all sources of equity returns across 23 developed and 26 emerging markets.

*	Performance of the risk budget benchmark shows how the Fund’s performance compares to an index with similar investment strategies and underlying holdings as the Fund. The risk budget benchmark consists of 60% of the Morningstar U.S. Market Index and 40% of the Morningstar Global Market ex US Lg-Mid Index. The Morningstar U.S. Market Index is an index that measures the performance of U.S. securities and targets 97% market capitalization coverage of the investable universe. It is a diversified broad market index. The Morningstar Global ex U.S. Large-Mid Index is an index that measures the performance of Global Markets (ex-U.S.) equity markets targeting the top 90% of stocks by market capitalization.

AdvisorOne Funds Annual Report

CLS Growth and Income Fund - Portfolio Summary

Portfolio Commentary

The CLS Growth and Income Fund returned -6.05 percent over the year ended April 30, 2020. The Fund has a Risk Budget of 55 (i.e., over time the Fund is approximately 55 percent as risky as a diversified stock portfolio consisting of 60 percent domestic equities and 40 percent international equities).

Exposure to the healthcare sector, innovative companies across sectors, active fixed income funds, and the momentum factor contributed positively to performance. Exposure to commodities, emerging market debt and equities, and global value stocks detracted from performance.

The Fund’s largest exposures include healthcare and financials. The Fund has tilts to emerging markets and value stocks across all regions. The prolonged outperformance of growth stocks has created historic spreads in valuations leading to attractive forward returns for these stocks that have negative market perception.

The Fund’s interest-rate sensitivity continues to be lower than the overall bond market. The Fund still tilts toward high quality fixed income positioning, but higher risk, credit positions have been added advantageously as opportunities presented themselves during the recent volatile environment.

Major trades during the period included adding exposure to innovative companies, lowering the interest rate sensitivity of fixed income positioning, and utilizing market volatility to tax loss harvest across the fund in the first quarter of 2020.

Turnover for the Fund over the year ended April 30, 2020 was 42 percent.

*	Based on total net asset value as of April 30, 2020. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund’s risk because each investment has a greater effect on the Fund’s performance. Refer to the Schedule of Investments for a detailed listing of the Fund’s holdings.

Investors cannot directly invest in an index and unmanaged index returns do not reflect any fees, expenses or sales charges. Past performance does not guarantee future results and there is no assurance that the Fund will achieve its investment objective.

Portfolio Composition*

Top Ten Portfolio Holdings*	*Percentages based on Net Assets
Fidelity Total Bond ETF	10.32%
The Fund seeks to provide a high level of current income. The fund normally invests at least 80% of its assets in debt securities of all types and repurchase agreements for those securities.
iShares Edge MSCI USA Value Factor ETF	7.91%
The Fund seeks to track the performance of an index that measures the performance of U.S. large- and mid-capitalization stocks with value characteristics and relatively lower valuations, before fees and expenses.
PIMCO Enhanced Short Maturity Active ETF	6.03%
The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity.
First Trust TCW Opportunistic Fixed Income ETF	6.01%
The Fund seeks to maximize long-term total return. Under normal market conditions, the Fund pursues its objective by investing at least 80% of its net assets (including investment borrowings) in fixed income securities.
Janus Henderson Short Duration Income ETF	4.72%
The Fund seeks to provide a steady income stream with capital preservation across various market cycles, and consistently outperform the LIBOR 3-month rate by a moderate amount through various market cycles while providing low volatility. The average portfolio duration generally will be within 0-2 year of LIBOR.
SPDR Doubleline Total Return Tactical ETF	4.25%
The Fund seeks to maximize total return.
iShares Exponential Technologies ETF	4.06%
The Fund seeks to track the investment results of an index composed of developed and emerging market companies that create or use exponential technologies
PIMCO Active Bond ETF	3.78%
The Fund seeks current income and long-term capital appreciation, consistent with prudent investment management. The Fund invests at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The Fund may invest up to 30% of its total assets in high yield securities.
Invesco FTSE RAFI Emerging Markets ETF	3.73%
The Fund is based on the FTSE RAFI Emerging Markets Index (Index). The Fund will normally invest at least 90% of its total assets in securities that comprise the Index and American Depository Receipts (ADRs) based on the securities in the Index.
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	3.71%
The Fund is an actively managed ETF that seeks to achieve its investment objective by investing in commodity-linked futures and other financial instruments that provide economic exposure to a diverse group of the world’s most heavily traded commodities. The Fund seeks to provide long-term capital appreciation using an investment strategy designed to exceed the performance of DBIW Optimum Yield Diversified Commodity Index Excess Return, an index composed of future contracts on 14 heavily traded commodities across the energy, precious metals, industrial metals and agriculture sectors.

AdvisorOne Funds Annual Report

CLS Growth and Income Fund - Performance Update

Annualized Total Returns as of April 30, 2020

					Since
		3 Year	5 Year	10 Year	Inception
	1 Year	(Annualized)	(Annualized)	(Annualized)	(12/7/18-4/30/20)
Class N Shares[1]	(6.05)%	0.85%	1.57%	4.03%	NA
Class T Shares[1]	(6.05)%	NA	NA	NA	(0.10)%
MSCI ACWI Index	(4.96)%	4.46%	4.37%	6.94%	4.33%
Risk Budget Benchmark*	(0.84)%	4.01%	3.75%	5.08%	3.78%

[1]	Class N and Class T Shares are not subject to an initial sales charge or a CDSC.

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expenses are 1.57% for Class N shares and 1.43% for Class T shares per the September 1, 2019 prospectus. This material must be proceeded or accompanied by a prospectus. Please read it carefully before investing. For performance information current to the most recent month-end, please call 1-866-811-0225.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the CLS Growth and Income Fund (assuming reinvestment of all dividends and distributions) versus the Fund’s benchmark index.

The MSCI ACWI Index is designed to provide a broad measure of global equity market performance by capturing all sources of equity returns across 23 developed and 26 emerging markets.

*	Performance of the risk budget benchmark shows how the Fund’s performance compares to an index with similar investment strategies and underlying holdings as the Fund. The risk budget benchmark consists of (i) 55% of a blended benchmark consisting of 60% of the Morningstar U.S. Market Index and 40% of the Morningstar Global Market ex US Lg-Mid Index, and (ii) 45% of the Morningstar Cash Index. The weightings against this benchmark are consistent with the risk level of the Fund and these indexes are utilized to reflect the Fund’s broad exposure to the global equity market. The index includes both developed and emerging markets. The Morningstar U.S. Market Index is an index that measures the performance of U.S. securities and targets 97% market capitalization coverage of the investable universe. It is a diversified broad market index. The Morningstar Global ex U.S. Large-Mid Index is an index that measures the performance of Global Markets (ex-U.S.) equity markets targeting the top 90% of stocks by market capitalization. The Morningstar Cash Index is an index that measures the performance of a Treasury Bill with six to eight weeks until maturity in the U.S. Market.

AdvisorOne Funds Annual Report

CLS Flexible Income Fund - Portfolio Summary

Portfolio Commentary

The CLS Flexible Income Fund returned 1.51 percent over the year ended April 30, 2020. The Fund has a Risk Budget of 20 (i.e., over time the Fund is approximately 20 percent as risky as a diversified stock portfolio consisting of 60 percent domestic equities and 40 percent international equities).

On the fixed income side, exposure to treasuries and corporate bonds contributed positively to the performance over the period while the health care sector and innovative companies held up very well during the recent market downturn. Exposure to high-yield bonds, emerging market bonds, financial equities, and MLPs were the largest detractors.

In terms of sector positioning, the Fund has the largest allocations to corporate bonds and agencies/securitized bonds, mortgage-backed securities, municipal bonds, and international bonds. The Fund has less emphasis on inflation-linked bonds and Treasuries. The Fund continues to have lower duration than the broad bond market. With the recent yield spread widening in the high yield space, we find this area to be attractive while being cautious.

Major trades during the period included increasing exposure to high yield municipal bonds and healthcare equities while reducing exposure to inflation-protected securities, emerging market debt, and other asset classes including alternatives, commodities, and energy equities.

Turnover for the Fund over the year ended April 30, 2020 was 15 percent.

*	Based on total net asset value as of April 30, 2020. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund’s risk because each investment has a greater effect on the Fund’s performance. Refer to the Schedule of Investments for a detailed listing of the Fund’s holdings.

Investors cannot directly invest in an index and unmanaged index returns do not reflect any fees, expenses or sales charges. Past performance does not guarantee future results and there is no assurance that the Fund will achieve its investment objective.

Portfolio Composition*

Top Ten Portfolio Holdings*	*Percentages based on Net Assets
SPDR Doubleline Total Return Tactical ETF	11.05%
The Fund seeks to maximize total return.
PIMCO Active Bond ETF	9.54%
The Fund is a diversified portfolio of high quality bonds that is actively managed, seeking current income and long-term capital appreciation, consistent with prudent investment management.
PIMCO Enhanced Short Maturity Active ETF	8.04%
The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity.
iShares 3-7 Year Treasury Bond ETF	7.47%
The Fund seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between three and seven years.
SPDR Blackstone / GSO Senior Loan ETF	6.57%
The Fund seeks to provide current income consistent with the preservation of capital.
Vanguard Intermediate-Term Corporate Bond ETF	5.60%
The Fund seeks to track the performance of a market-weighted corporate bond index with an intermediate-term dollar-weighted average maturity.
iShares Intermediate-Term Corporate Bond ETF	5.46%
The Fund seeks to track the investment results of an index composed of U.S. dollar-denominated investment-grade corporate bonds with remaining maturities between five and ten years.
Janus Henderson Short Duration Income ETF	4.77%
The Fund is an actively managed fixed income ETF which seeks to provide a steady income stream with low volatility and capital preservation across economic cycles. It is designed to move beyond conventional constraints and provide positive absolute returns.
iShares 0-5 Year High Yield Corporate Bond ETF	3.75%
The Fund seeks to track the investment results of Markit iBoxx USD Liquid High Yield 0-5 Index. The Index composed of US dollar-denominated, high yield corporate bonds with remaining maturities of less than five years. The Index is designed to reflect the performance of US dollar-denominated high yield corporate debt.
iShares 20+ Year Treasury Bond ETF	2.89%
The Fund seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities greater than twenty years

AdvisorOne Funds Annual Report

CLS Flexible Income Fund - Performance Update

Annualized Total Returns as of April 30, 2020

					Since
		3 Year	5 Year	10 Year	Inception
	1 Year	(Annualized)	(Annualized)	(Annualized)	(12/7/18-4/30/20)
Class N Shares[1]	1.51%	2.21%	2.16%	2.82%	NA
Class T Shares[1]	1.51%	NA	NA	N/A	4.49%
Bloomberg Barclays Aggregate Bond Index	10.84%	5.17%	3.80%	3.96%	10.82%
Risk Budget Benchmark*	1.07%	2.64%	2.15%	2.28%	2.81%

[1]	Class N and Class T Shares are not subject to an initial sales charge or a CDSC.

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expenses are 1.19% for Class N shares and 1.06% for Class T shares per the September 1, 2019 prospectus. This material must be proceeded or accompanied by a prospectus. Please read it carefully before investing. For performance information current to the most recent month-end, please call 1-866-811-0225.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the CLS Flexible Income Fund (assuming reinvestment of all dividends and distributions) versus the Fund’s benchmark index.

The Bloomberg Barclays US Aggregate Bond Index is a market-capitalization-weighted index that covers the USD-denominated, investment-grade (rated Baa3 or above by Moddy’s), fixed-rate, and taxable areas of the bond market. Prior to August 24, 2016, the Index was known as Barclays Aggregate Bond Index.

*	Performance of the risk budget benchmark shows how the Fund’s performance compares to an index with similar investment strategies and underlying holdings as the Fund. The risk budget benchmark consists of (i) 20% of a blended benchmark consisting of 60% of the Morningstar U.S. Market Index and 40% of the Morningstar Global Market ex US Lg-Mid Index, and (ii) 80% of the 1-3 month Treasury Bill index. The Morningstar U.S. Market Index is an index that measures the performance of U.S. securities and targets 97% market capitalization coverage of the investable universe. It is a diversified broad market index. The Morningstar Global ex U.S. Large-Mid Index is an index that measures the performance of Global Markets (ex-U.S.) equity markets targeting the top 90% of stocks by market capitalization. The 1-3 Month Treasury Bill Index includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.

AdvisorOne Funds Annual Report

CLS Shelter Fund - Portfolio Summary

Portfolio Commentary

The CLS Shelter Fund returned -7.33 percent over the year ended April 30, 2020. The Fund has a risk-based benchmark consisting of 75 percent global equities and 25 percent Treasury bills. The global equity portion of the benchmark is represented by a blend of 80 percent domestic equities and 20 percent international equities.

Exposure to high-quality equities, innovation, and domestic equities were beneficial to performance while owned throughout 2019 and early 2020. Exposure to value-oriented and international equities detracted from performance. Low and minimum volatility equities showed mixed performance throughout the period, at times adding value and at times detracting.

The Fund began the period with 75 percent invested in diversified equities and 25 percent in low and minimum volatility equities. Several changes occurred in the Fund during the period of May through September, with the Fund reaching 95 percent in diversified equities by early July 2019. The market declined, resulting in the Fund trading to 65 percent diversified equities and 35 percent by August 6th. The market recovered, with the Fund returning to its full equity position by November 4th. In February and March, volatility returned to the markets as the markets reacted to a global pandemic and other factors. By March 13th, the Fund was fully protected, having an allocation of 50 percent low and minimum volatility equities and 50 percent cash. In the month of April, stocks had rebounded and some trades were made to diversified equities, but further market weakness returned and the Fund closed the month with an allocation of 50 percent low and minimum volatility equities and 50 percent cash.

The Fund’s strategy reacted to market volatility as expected. Reducing risk quickly in February and March were beneficial to performance, while the Fund lagged in early April as the markets staged a recovery.

Turnover for the Fund over the year ended April 30, 2020 was 257 percent.

*	Based on total net asset value as of April 30, 2020. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund’s risk because each investment has a greater effect on the Fund’s performance. Refer to the Schedule of Investments for a detailed listing of the Fund’s holdings.

Investors cannot directly invest in an index and unmanaged index returns do not reflect any fees, expenses or sales charges. Past performance does not guarantee future results and there is no assurance that the Fund will achieve its investment objective.

Portfolio Composition*

Top Portfolio Holdings*	*Percentages based on Net Assets
iShares Edge MSCI Min Vol Global ETF	20.53%
The Fund seeks to track the investment results of an index composed of developed and emerging market equities that, in the aggregate, have lower volatility characteristics relative to the broader developed and emerging equity markets.
iShares Edge MSCI Min Vol USA ETF	10.45%
The Fund seeks to track the investment results of an index composed of U.S. equities that, in the aggregate, have lower volatility characteristics relative to the broader U.S. equity market.
Invesco S&P 500 Low Volatility ETF	9.75%
The Fund seeks to track the investment results (before fees and expenses) of the S&P 500® Low Volatility Index (the “underlying index”). The fund generally will invest at least 90% of its total assets in common stocks that comprise the underlying index. Volatility is a statistical measurement of the magnitude of up and down asset price fluctuations (increases or decreases in a stock’s price) over time. It generally invests in all of the securities comprising the underlying index in proportion to their weightings in the underlying index.
Innovator S&P 500 Power Buffer ETF – January	5.11%
The Fund seeks to provide returns that match those of the S&P 500 Price Index while providing a buffer against the first 15% of S&P 500 Index losses, from January 1, 2019 to December 31, 2019. The Fund invests at least 80% of its net assets in Flexible Exchange Options that reference the S&P 500 Price Return Index.
iShares Edge MSCI Min Vol EAFE ETF	5.04%
The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE Minimum Volatility Index. The Fund seeks to measure the performance of international equity securities that have lower absolute volatility.

AdvisorOne Funds Annual Report

CLS Shelter Fund - Performance Update

Annualized Total Returns as of April 30, 2020

					Since
		3 Year	5 Year	10 Year	Inception
	1 Year	(Annualized)	(Annualized)	(Annualized)	(12/7/18-4/30/20)
Class N Shares[1]	(7.33)%	1.86%	3.06%	4.30%	NA
Class T Shares[1]	(7.33)%	NA	NA	N/A	(2.05)%
MSCI ACWI Index	(4.96)%	4.46%	4.37%	6.94%	4.33%
Risk Based Benchmark*	(0.59)%	5.90%	5.78%	7.79%	5.26%

[1]	Class N and Class T Shares are not subject to an initial sales charge or a CDSC.

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expenses are 1.43% for Class N shares and 1.30% for Class T shares per the September 1, 2019 prospectus. This material must be proceeded or accompanied by a prospectus. Please read it carefully before investing. For performance information current to the most recent month-end, please call 1-866-811-0225.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the CLS Shelter Fund (assuming reinvestment of all dividends and distributions) versus the Fund’s benchmark index.

The MSCI ACWI Index is designed to provide a broad measure of global equity market performance by capturing all sources of equity returns across 23 developed and 26 emerging markets.

*	Performance of the risk based benchmark shows how the Fund’s performance compares to an index with similar investment strategies and underlying holdings as the Fund. The risk based benchmark consists of (i) 75% of a blended benchmark consisting of 80% of the Morningstar U.S. Market Index and 20% of the Morningstar Global Market ex US Lg-Mid Index, and (ii) 25% of the 1-3 month Treasury Bill index. The Morningstar U.S. Market Index is an index that measures the performance of U.S. securities and targets 97% market capitalization coverage of the investable universe. It is a diversified broad market index. The Morningstar Global ex U.S. Large-Mid Index is an index that measures the performance of Global Markets (ex-U.S.) equity markets targeting the top 90% of stocks by market capitalization. The 1-3 Month Treasury Bill Index includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.

AdvisorOne Funds Annual Report

Schedule of Investments - CLS Global Aggressive Equity Fund

April 30, 2020

	Shares	Fair Value
Equity Funds - 99.75%
Developed International - 19.84%
Davis Select International ETF ^	450,000	$7,302,375
iShares Edge MSCI International Momentum Factor ETF +	305,000	8,634,550
iShares MSCI Italy ETF +	45,000	951,750
iShares MSCI Turkey ETF +	31,000	623,410
iShares MSCI United Kingdom ETF +	140,000	3,535,000
Schwab Fundamental International Large Company Index ETF +	300,000	6,636,000
		27,683,085
Emerging Markets - 14.90%
Invesco FTSE RAFI Emerging Markets ETF	444,000	7,294,920
iShares MSCI All Country Asia ex Japan ETF +	121,000	7,742,790
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF +	120,000	2,290,800
SPDR S&P Emerging Asia Pacific ETF +	38,000	3,456,100
		20,784,610
Global - 7.01%
Cambria Global Value ETF +^	393,964	6,397,975
iShares Global Clean Energy ETF +	315,000	3,389,400
		9,787,375
Large Cap Core - 16.89%
Salt HighTrubeta U.S. Market ETF +^	96,000	2,225,520
Vaneck Vectors Morningstar Wide Moat ETF +	271,000	13,531,030
VanEck Vectors Pharmaceutical ETF	129,000	7,812,240
		23,568,790
Large Cap Growth - 18.81%
Fidelity Momentum Factor ETF ^	153,000	5,289,210
First Trust Cloud Computing ETF +	100,000	6,255,000
iShares PHLX Semiconductor ETF +	25,500	5,993,520
Vaneck Vectors Retail ETF +^	72,000	8,702,640
		26,240,370
Large Cap Value - 11.63%
Fidelity Value Factor ETF	148,000	4,740,440
iShares U.S. Financial Services ETF +	52,000	5,997,680
John Hancock Multifactor Energy ETF ^	180,000	2,512,656
John Hancock Multi-Factor Financials ETF ^	95,000	2,981,632
		16,232,408
Small/Mid Cap Core - 0.89%
Vanguard U.S. Liquidity Factor ETF	17,500	1,244,819

Small/Mid Cap Growth - 8.46%
ARK Genomic Revolution ETF +	167,000	6,795,230
ARK Innovation ETF	90,448	5,004,488
		11,799,718
Small/Mid Cap Value - 1.32%
Legg Mason Small-Cap Quality Value ETF ^	69,000	1,450,083
U.S. Global Jets ETF	26,000	394,940
		1,845,023
Total Equity Funds (cost $124,239,172)		139,186,198

12	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - CLS Global Aggressive Equity Fund (Continued)

April 30, 2020

	Shares	Fair Value
Collateral for Securities Loaned - 25.27%
Dreyfus Government Cash Management Institutional Class, 0.21% *	35,254,216	$35,254,216
Total Collateral for Securities Loaned (cost $35,254,216)		35,254,216

Total Investments (cost $159,493,388) - 125.02%		$174,440,414
Liabilities in Excess of Other Assets - Net - (25.02)%		(34,905,291)
NET ASSETS - 100.00%		$139,535,123

+	All or a portion of this security is on loan. Total loaned securities had a value of $35,597,315 at April 30, 2020. The loaned securities were secured with cash collateral of $35,254,216 and non-cash collateral of $1,174,690. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Fund at the Fund’s custodian. The Fund cannot pledge or resell the collateral.

*	Money Market Fund; Interest rate reflects seven-day effective yield on April 30, 2020.

^	Affiliated issuer due to 5% ownership.

ETF - Exchange Traded Fund

FTSE - Financial Times Stock Exchange

MSCI - Morgan Stanley Capital International

PHLX - Philadelphia Stock Exchange

RAFI - Research Affiliates Fundamental Indexation

SPDR - Standard & Poor’s Depositary Receipts

S&P - Standard & Poor’s

13	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - CLS Global Diversified Equity Fund
April 30, 2020

	Shares	Fair Value
Equity Funds - 99.82%
Commodity Funds - 4.20%
Invesco DB Agriculture Fund +	190,000	$2,601,100
Invesco DB Commodity Index Tracking Fund +	1,160,000	12,644,000
		15,245,100
Developed International - 9.60%
Alpha Architect International Quantitative Value ETF	95,000	2,153,650
Franklin FTSE Canada ETF +^	26,000	563,420
Goldman Sachs ActiveBeta Europe Equity ETF ^	135,000	3,432,740
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	240,000	7,744,800
iShares MSCI Hong Kong ETF +	103,000	2,178,450
iShares MSCI Spain ETF	75,000	1,557,750
iShares MSCI Turkey ETF +	70,000	1,407,700
iShares MSCI United Kingdom ETF +	375,000	9,468,750
JPMorgan BetaBuilders Canada ETF	300,000	6,345,000
		34,852,260
Emerging Markets - 30.20%
Goldman Sachs ActiveBeta Emerging Markets Equity ETF +	574,000	16,169,580
Invesco FTSE RAFI Emerging Markets ETF	2,000,000	32,860,000
iShares MSCI Russia ETF	165,500	5,160,290
iShares MSCI Taiwan ETF	72,600	2,688,378
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF +	600,000	11,454,000
SPDR S&P Emerging Asia Pacific ETF +	192,000	17,462,400
Vaneck Vectors Russia ETF	101,300	1,920,648
WisdomTree Emerging Markets High Dividend Fund	520,000	18,059,600
WisdomTree Emerging Markets Quality Dividend Growth Fund ^	185,500	3,884,259
		109,659,155
Global - 18.44%
Davis Select Worldwide ETF	325,000	7,089,745
FlexShares Global Upstream Natural Resources Index Fund	230,000	5,943,200
iShares Exponential Technologies ETF +	790,000	31,671,100
iShares Global Healthcare ETF +	328,000	22,238,400
		66,942,445
Large Cap Core - 12.92%
Davis Select Financial ETF +^	1,375,000	25,080,000
ERShares Entrepreneur 30 ETF	204,072	4,028,238
John Hancock Multi-Factor Health Care ETF ^	300,000	11,094,900
SPDR SSGA Gender Diversity Index ETF ^	100,000	6,696,210
		46,899,348
Large Cap Growth - 7.86%
ClearBridge All Cap Growth ETF	50,000	1,642,250
Fidelity MSCI Information Technology Index ETF +	56,000	4,004,000
iShares Edge MSCI USA Quality Factor ETF	105,000	9,553,950
SPDR MFS Systematic Growth Equity ETF +^	150,000	13,344,075
		28,544,275
14	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - CLS Global Diversified Equity Fund (Continued)

April 30, 2020

	Shares	Fair Value
Large Cap Value - 7.91%
DBX ETF Trust - Xtrackers Russell 1000 U.S. QARP ETF +	150,000	$3,940,500
Fidelity Value Factor ETF +^	710,000	22,741,300
John Hancock Multi-Factor Financials ETF ^	65,000	2,040,064
		28,721,864
Real Estate - 0.52%
FlexShares Global Quality Real Estate Index Fund +	37,000	1,880,710

Small/Mid Cap Core - 2.64%
iShares MSCI Global Silver and Metals Miners ETF +	425,000	4,549,625
Schwab Fundamental U.S. Small Company Index ETF +	170,000	5,045,600
		9,595,225
Small/Mid Cap Growth - 3.55%
SPDR S&P Kensho New Economies Composite ETF +^	375,000	12,221,250
SPDR S&P Kensho Future Security ETF	20,000	680,794
		12,902,044
Small/Mid Cap Value - 1.98%
First Trust Financial AlphaDEX Fund	300,000	7,173,000

Total Equity Funds (cost $337,911,769)		362,415,426

Money Market Fund - 0.33%
Short-Term Cash - 0.33%
Federated Government Obligations Fund Institutional Class, 0.18% *	1,194,191	1,194,191
Total Money Market Fund (cost $1,194,191)		1,194,191

Collateral for Securities Loaned - 15.09%
Dreyfus Government Cash Management Institutional Class, 0.21% *	54,787,473	54,787,473
Total Collateral for Securities Loaned (cost $54,787,473)		54,787,473

Total Investments (cost $393,893,433) - 115.24%		$418,397,090
Liabilities in Excess of Other Assets - Net - (15.24)%		(55,320,918)
NET ASSETS - 100.00%		$363,076,172

+	All or a portion of this security is on loan. Total loaned securities had a value of $61,687,265 at April 30, 2020. The loaned securities were secured with cash collateral of $54,787,473 and non-cash collateral of $8,404,404. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Fund at the Fund’s custodian. The Fund cannot pledge or resell the collateral.

*	Money Market Fund; Interest rate reflects seven-day effective yield on April 30, 2020.

^	Affiliated issuer due to 5% ownership.

DB - Deutsche Bank

ETF - Exchange Traded Fund

FTSE - Financial Times Stock Exchange

MFS - Massachusetts Financial Services Co.

MSCI - Morgan Stanley Capital International

QARP - Quality at a Reasonable Price

RAFI - Research Affiliates Fundamental Indexation

SPDR - Standard & Poor’s Depositary Receipts

SSGA - State Street Global Advisors

S&P - Standard & Poor’s
15	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - CLS Growth and Income Fund

April 30, 2020

	Shares	Fair Value
Bond Funds - 45.97%
High Yield Bonds - 3.21%
First Trust Exchange-Traded Fund IV First Trust Tactical High Yield ETF +	24,150	$1,084,335
SPDR Blackstone / GSO Senior Loan ETF +	210,000	8,771,700
VanEck Vectors High-Yield Municipal Index ETF +	20,000	1,095,000
		10,951,035
Intermediate/Long Term Bonds - 27.76%
Fidelity Total Bond ETF +	664,963	35,149,944
First Trust TCW Opportunistic Fixed Income ETF +	380,000	20,482,000
iShares TIPS Bond ETF	12,300	1,492,113
PIMCO Active Bond ETF +	117,500	12,872,125
Schwab U.S. TIPS ETF +	170,381	10,064,406
SPDR Doubleline Total Return Tactical ETF	296,922	14,492,763
		94,553,351
International Bond - 2.50%
Invesco Emerging Markets Sovereign Debt ETF	277,060	6,785,199
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	60,000	1,733,400
		8,518,599
Inverse Bond - 0.81%
ProShares Short 20+ Year Treasury +	179,400	2,750,202

Short Term Bonds - 11.69%
Janus Henderson Short Duration Income ETF +	323,234	16,067,962
PIMCO Enhanced Short Maturity Active ETF +	204,257	20,542,126
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	35,000	1,054,900
Vanguard Short-Term Inflation-Protected Securities ETF	44,000	2,174,040
		39,839,028

Total Bond Funds (cost $153,671,884)		156,612,215

Equity Funds - 53.21%
Alternative - 2.21%
IQ Merger Arbitrage ETF *	146,874	4,610,375
JPMorgan Diversified Alternatives ETF *	150,000	2,925,000
		7,535,375
Commodity Funds - 7.73%
First Trust Global Tactical Commodity Strategy Fund	200,000	2,881,000
Invesco DB Commodity Index Tracking Fund +	380,000	4,142,000
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	1,100,000	12,628,000
iShares Gold Trust *	225,000	3,624,750
WisdomTree Continuous Commodity Index Fund *	205,000	3,054,500
		26,330,250
16	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - CLS Growth and Income Fund (Continued)

April 30, 2020

	Shares	Fair Value
Developed International - 7.49%
Franklin FTSE Canada ETF +	10,000	$216,700
iShares MSCI Turkey ETF +	45,000	904,950
JPMorgan BetaBuilders Europe ETF	395,000	7,967,150
Schwab Fundamental International Large Company Index ETF +	570,000	12,608,400
SPDR Solactive Canada ETF ^	75,000	3,812,332
		25,509,532
Emerging Markets - 7.78%
Invesco FTSE RAFI Emerging Markets ETF +	772,800	12,697,104
iShares Core MSCI Emerging Markets ETF	175,200	7,649,232
iShares MSCI Russia ETF	87,000	2,712,660
Schwab Fundamental Emerging Markets Large Company Index ETF	30,000	659,400
Xtrackers Harvest CSI 300 China A-Shares ETF +	103,500	2,786,220
		26,504,616
Global - 8.63%
Davis Select Worldwide ETF	100,000	2,181,460
Global X FinTech ETF +*	101,584	2,861,621
iShares Exponential Technologies ETF +	345,000	13,831,050
iShares Global Healthcare ETF +	155,000	10,509,000
		29,383,131
Large Cap Core - 3.74%
Davis Select Financial ETF +	160,400	2,925,696
Davis Select U.S. Equity ETF	160,176	3,578,428
Salt Low Trubeta U.S. Market ETF	6,500	164,046
VanEck Vectors Pharmaceutical ETF +	100,000	6,056,000
		12,724,170
Large Cap Growth - 3.28%
Invesco S&P 500 Equal Weight Health Care ETF +	15,000	3,217,631
iShares Edge MSCI USA Quality Factor ETF	87,613	7,971,907
		11,189,538
Large Cap Value - 10.64%
Financial Select Sector SPDR Fund +	50,607	1,153,334
iShares Edge MSCI USA Value Factor ETF +	385,200	26,956,296
John Hancock Multi-Factor Financials ETF ^	60,000	1,883,136
SPDR S&P Global Natural Resources ETF	177,500	6,246,225
		36,238,991
Small/Mid Cap Core - 0.86%
John Hancock Multi-Factor Small Cap ETF	135,000	2,933,550

Small/Mid Cap Growth - 0.85%
SPDR S&P Homebuilders ETF +	80,000	2,884,000

Total Equity Funds (cost $178,492,813)		181,233,153
17	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - CLS Growth and Income Fund (Continued)

April 30, 2020

	Shares	Fair Value
Money Market Fund - 0.28%
Short-Term Cash - 0.28%
Federated Government Obligations Fund Institutional Class, 0.18% **	959,572	$959,572
Total Money Market Fund (cost $959,572)		959,572

Collateral for Securities Loaned - 24.40%
Dreyfus Government Cash Management Institutional Class, 0.21% **	83,114,402	83,114,402
Total Collateral for Securities Loaned (cost $83,114,402)		83,114,402

Total Investments (cost $416,238,671) - 123.86%		$421,919,342
Liabilities in Excess of Other Assets - Net - (23.86)%		(81,266,432)
NET ASSETS - 100.00%		$340,652,910

+	All or a portion of this security is on loan. Total loaned securities had a value of $86,707,839 at April 30, 2020. The loaned securities were secured with cash collateral of $83,114,402 and non-cash collateral of $5,532,527. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Fund at the Fund’s custodian. The Fund cannot pledge or resell the collateral.

*	Non-income producing security.

**	Money Market Fund; Interest rate reflects seven-day effective yield on April 30, 2020.

^	Affiliated issuer due to 5% ownership.

DB - Deutsche Bank

EM - Emerging Markets

ETF - Exchange Traded Fund

FTSE - Financial Times Stock Exchange

MSCI - Morgan Stanley Capital International

RAFI - Research Affiliates Fundamental Indexation

SPDR - Standard & Poor’s Depositary Receipts

S&P - Standard & Poor’s

TIPS - Treasury Inflation-Protected Securities

18	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - CLS Flexible Income Fund

April 30, 2020

	Shares	Fair Value
Bond Funds - 84.97%
High Yield Bonds - 13.65%
BlackRock Corporate High Yield Fund, Inc. +	78,416	$733,974
iShares 0-5 Year High Yield Corporate Bond ETF	170,000	7,177,400
PIMCO 0-5 Year High Yield Corporate Bond Index ETF +	20,145	1,791,092
SPDR Blackstone / GSO Senior Loan ETF +	301,216	12,581,792
VanEck Vectors High-Yield Municipal Index ETF +	39,700	2,173,575
Xtrackers USD High Yield Corporate Bond ETF +	36,800	1,686,176
		26,144,009
Intermediate/Long Term Bonds - 51.95%
iShares 20+ Year Treasury Bond ETF +	33,150	5,527,431
iShares 3-7 Year Treasury Bond ETF	107,300	14,307,382
iShares 7-10 Year Treasury Bond ETF +	38,000	4,623,460
iShares Broad USD Investment Grade Corporate Bond ETF	66,900	3,893,580
iShares Intermediate-Term Corporate Bond ETF	180,760	10,467,812
Nuveen Enhanced Yield US Aggregate Bond ETF +	124,400	3,163,492
PIMCO Active Bond ETF +	166,909	18,284,881
SPDR Doubleline Total Return Tactical ETF +	433,619	21,164,943
Vanguard Intermediate-Term Corporate Bond ETF +	117,483	10,732,072
Vanguard Mortgage-Backed Securities ETF	41,000	2,240,240
Vanguard Total Bond Market ETF +	58,485	5,118,022
		99,523,315
International Bond - 4.56%
Invesco Emerging Markets Sovereign Debt ETF	148,571	3,638,504
iShares JP Morgan EM Local Currency Bond ETF	27,400	1,051,338
iShares JP Morgan USD Emerging Markets Bond ETF	40,350	4,055,175
		8,745,017
Inverse Bond - 0.60%
ProShares Short 20+ Year Treasury +	75,000	1,149,750

Preferred Security - 1.39%
First Trust Preferred Securities and Income ETF +	148,500	2,662,605

Short Term Bonds - 12.82%
Janus Henderson Short Duration Income ETF +	184,000	9,146,640
PIMCO Enhanced Short Maturity Active ETF +	153,222	15,409,537
		24,556,177

Total Bond Funds (cost $159,934,522)		162,780,873
19	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - CLS Flexible Income Fund (Continued)

April 30, 2020

	Shares	Fair Value
Equity Funds - 12.81%
Alternative - 1.18%
IQ Merger Arbitrage ETF +*	72,131	$2,264,192

Commodity Funds - 0.34%
WisdomTree Continuous Commodity Index Fund *	43,200	643,680

Developed International - 1.61%
JPMorgan Diversified Return International Equity ETF +	16,100	747,845
Schwab Fundamental International Large Company Index ETF	105,900	2,342,508
		3,090,353
Emerging Markets - 1.62%
iShares China Large-Cap ETF +	27,000	1,041,930
Vanguard FTSE Emerging Markets ETF	57,000	2,061,690
		3,103,620
Global - 2.13%
iShares Exponential Technologies ETF	70,300	2,818,327
iShares Global Healthcare ETF	18,600	1,261,080
		4,079,407
Large Cap Core - 1.94%
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	63,400	3,720,946

Large Cap Value - 3.51%
Financial Select Sector SPDR Fund +	96,900	2,208,351
Invesco S&P 500 Pure Value ETF +	33,100	1,512,670
Vanguard High Dividend Yield ETF	17,000	1,326,170
Vanguard Value ETF	17,105	1,685,869
		6,733,060
Small/Mid Cap Value - 0.48%
First Trust North American Energy Infrastructure Fund +	44,900	913,715

Total Equity Funds (cost $25,148,314)		24,548,973
20	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - CLS Flexible Income Fund (Continued)

April 30, 2020

	Principal ($)	Fair Value
U.S. Government and Agency Obligations - 1.97%
Fannie Mae Pool, 3.50%, due 12/01/2030	$123,795	$130,924
Fannie Mae Pool, 3.50%, due 07/01/2032	280,830	302,172
Fannie Mae Pool, 4.00%, due 02/01/2040	149,418	163,644
Fannie Mae Pool, 4.00%, due 10/01/2040	123,426	135,180
Fannie Mae Pool, 4.00%, due 06/01/2041	268,018	293,665
Fannie Mae Pool, 4.00%, due 09/01/2041	259,608	284,309
Fannie Mae Pool, 4.00%, due 12/01/2041	172,098	188,539
Fannie Mae Pool, 5.00%, due 11/01/2039	143,628	164,154
Fannie Mae Pool, 5.00%, due 02/01/2040	185,652	212,429
Fannie Mae Pool, 5.50%, due 12/01/2039	82,966	94,853
Fannie Mae Pool, 5.50%, due 04/01/2040	102,638	116,819
Fannie Mae Pool, 6.00%, due 12/01/2035	132,141	152,706
Fannie Mae Pool, 6.00%, due 12/01/2038	46,305	53,343
Federal National Mortgage Association, 2.00%, due 08/28/2020	1,000,000	1,005,720
Freddie Mac Gold Pool, 4.50%, due 02/01/2041	147,250	163,600
Freddie Mac Gold Pool, 5.50%, due 06/01/2034	114,300	130,608
Freddie Mac Gold Pool, 6.00%, due 05/01/2037	39,810	45,974
Freddie Mac Gold Pool, 6.50%, due 04/01/2039	55,079	63,632
Government National Mortgage Association, 3.50%, due 07/16/2039	47,360	50,347
Government National Mortgage Association, 4.00%, due 02/20/2039	27,604	27,892
Total U.S. Government and Agency Obligations (cost $3,629,619)		3,780,510

	Shares	Fair Value
Money Market Fund - 0.34%
Short-Term Cash - 0.34%
Federated Government Obligations Fund Institutional Class, 0.18% **	653,187	653,187
Total Money Market Fund (cost $653,187)		653,187

Collateral for Securities Loaned - 25.76%
Dreyfus Government Cash Management Institutional Class, 0.21% **	49,345,202	49,345,202
Total Collateral for Securities Loaned (cost $49,345,202)		49,345,202

Total Investments (cost $238,710,844) - 125.85%		$241,108,745
Liabilities in Excess of Other Assets - Net - (25.85)%		(49,526,105)
NET ASSETS - 100.00%		$191,582,640

+	All or a portion of this security is on loan. Total loaned securities had a value of $61,911,599 at April 30, 2020. The loaned securities were secured with cash collateral of $49,345,202 and non-cash collateral of $13,931,164. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Fund at the Fund’s custodian. The Fund cannot pledge or resell the collateral.

*	Non-income producing security.

**	Money Market Fund; Interest rate reflects seven-day effective yield on April 30, 2020.

EM - Emerging Markets

ETF - Exchange Traded Fund

FTSE - Financial Times Stock Exchange

SPDR - Standard & Poors’ Depositary Receipts

S&P - Standard & Poor’s

21	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - CLS Shelter Fund

April 30, 2020

	Shares	Fair Value
Equity Funds - 50.88%
Alternative - 5.11%
Innovator S&P 500 Power Buffer ETF - January *^	366,700	$9,860,563

Low Volatility Equities - 45.77%
Invesco S&P 500 Low Volatility ETF +	377,100	18,832,374
iShares Edge MSCI Min Vol EAFE ETF	151,000	9,728,930
iShares Edge MSCI Min Vol Global ETF	459,800	39,657,750
iShares Edge MSCI Min Vol USA ETF	341,700	20,184,219
		88,403,273

Total Equity Funds (cost $106,113,326)		98,263,836

Money Market Fund - 49.00%
Short-Term Cash - 49.00%
Federated Prime Cash Obligations Fund Institutional Class, 0.18% *	94,640,301	94,640,301
Total Money Market Fund (cost $94,640,301)		94,640,301

Collateral for Securities Loaned - 2.42%
Dreyfus Government Cash Management Institutional Class, 0.21% *	4,673,738	4,673,738
Total Collateral for Securities Loaned (cost $4,673,738)		4,673,738

Total Investments (cost $205,427,365) - 102.30%		$197,577,875
Liabilities in Excess of Other Assets - Net - (2.30)%		(4,449,811)
NET ASSETS - 100.00%		$193,128,064

+	All or a portion of this security is on loan. Total loaned securities had a value of $4,577,690 at April 30, 2020. The loaned securities were secured with cash collateral of $4,673,738.

*	Money Market Fund; Interest rate reflects seven-day effective yield on April 30, 2020.

^	Affiliated issuer due to 5% ownership.

EAFE - Europe, Australasia, Far East

ETF - Exchange Traded Fund

MSCI - Morgan Stanley Capital International

S&P - Standard & Poor’s

22	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Statements of Assets and Liabilities
April 30, 2020

	CLS Global	CLS Global	CLS
	Aggressive	Diversified	Growth and
	Equity Fund	Equity Fund	Income Fund
Assets:
Unaffiliated investments, at cost	$123,576,228	$293,724,438	$409,764,294
Affiliated Investments, at cost	35,917,160	100,168,995	6,474,377
Unaffiliated investments in securities, at value*	$137,578,323	$317,298,872	$416,223,874
Affiliated Investments in securities, at value	36,862,091	101,098,218	5,695,468
Receivable for securities sold	543,155	—	2,118,763
Receivable for security lending	46,266	48,822	125,531
Receivable for fund shares sold	16,575	44,256	33,832
Interest and dividends receivable	70	252	87,859
Prepaid expenses and other assets	24,897	36,398	41,227
Total Assets	175,071,377	418,526,818	424,326,554

Liabilities:
Securities lending collateral (Note 8)	35,254,216	54,787,473	83,114,402
Payable for fund shares redeemed	105,328	286,273	247,278
Due to custodian	31,630	21,629	—
Accrued advisory fees	80,402	211,836	204,813
Accrued shareholder servicing fees	26,782	70,541	68,225
Payable to related parties	15,021	44,505	10,531
Accrued expenses and other liabilities	22,875	28,389	28,395
Total Liabilities	35,536,254	55,450,646	83,673,644
Net Assets	$139,535,123	$363,076,172	$340,652,910

Composition of Net Assets:
Paid in capital ($0 par value, unlimited shares authorized)	$131,168,792	$359,075,395	$337,542,130
Accumulated earnings	8,366,331	4,000,777	3,110,780
Net Assets	$139,535,123	$363,076,172	$340,652,910

Class N Shares:
Net assets	$139,535,109	$363,076,155	$340,652,899
Net asset value, offering price, and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$12.54	$14.10	$9.98
Total shares outstanding at end of year	11,126,889	25,741,330	34,142,561

Class T Shares:
Net assets	$14	$17	$11
Net asset value, offering price, and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)**	$12.54	$14.10	$9.98
Total shares outstanding at end of year	1	1	1

*	Includes Securities Loaned $35,597,315; $61,687,265; $86,707,839.

**	NAV does not recalculate due to rounding of shares of beneficial interest outstanding.
23	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Statements of Assets and Liabilities (Continued)
April 30, 2020

	CLS
	Flexible	CLS
	Income Fund	Shelter Fund
Assets:
Unaffiliated investments, at cost	$238,710,844	$195,106,018
Affiliated Investments, at cost	—	10,321,347
Unaffiliated investments in securities, at value*	$241,108,745	$187,717,312
Affiliated Investments in securities, at value	—	9,860,563
Receivable for securities sold	—	—
Receivable for security lending	47,803	354
Receivable for fund shares sold	17,101	526,704
Interest and dividends receivable	12,914	19,132
Prepaid expenses and other assets	26,234	29,639
Total Assets	241,212,797	198,153,704

Liabilities:
Securities lending collateral (Note 8)	49,345,202	4,673,738
Payable for fund shares redeemed	138,859	151,587
Due to custodian	—	—
Accrued advisory fees	62,500	116,576
Accrued shareholder servicing fees	39,042	38,029
Payable to related parties	20,385	21,832
Accrued expenses and other liabilities	24,169	23,878
Total Liabilities	49,630,157	5,025,640
Net Assets	$191,582,640	$193,128,064

Composition of Net Assets:
Paid in capital ($0 par value, unlimited shares authorized)	$194,541,390	$219,968,762
Accumulated losses	(2,958,750)	(26,840,698)
Net Assets	$191,582,640	$193,128,064

Class N Shares:
Net assets	$191,582,629	$193,128,050
Net asset value, offering price, and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$10.14	$10.73
Total shares outstanding at end of year	18,897,744	17,990,897

Class T Shares:
Net assets	$11	$14
Net asset value, offering price, and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)**	$10.14	$10.73
Total shares outstanding at end of year	1	1

*	Includes Securities Loaned $61,911,599; $4,577,690.

**	NAV does not recalculate due to rounding of shares of beneficial interest outstanding.
24	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Statements of Operations
For the Year Ended April 30, 2020

	CLS Global	CLS Global	CLS
	Aggressive	Diversified	Growth and
	Equity Fund	Equity Fund	Income Fund
Investment Income:
Dividend income - Unaffiliated	$2,697,726	$7,083,140	$9,812,126
Dividend income - Affiliated	559,123	3,734,729	1,131,870
Interest income	3,987	6,531	62,694
Securities lending income-net*	414,260	425,169	987,100
Total investment income	3,675,096	11,249,569	11,993,790

Expenses:
Investment advisory fees	1,108,812	3,148,648	2,967,253
Shareholder Service Fees:
Class N	369,604	1,049,549	989,084
Administration fees	196,992	459,318	232,959
Printing and postage expense	31,702	68,429	38,574
Professional fees	27,290	27,730	28,308
Trustees’ fees	31,581	31,533	31,518
Registration & filing fees	30,014	47,160	35,412
Custodian fees	12,172	34,714	33,231
Chief compliance officer fees	7,441	17,680	15,324
Insurance expense	11,408	33,545	32,805
Miscellaneous fees and expenses	546	550	551
Total Expenses	1,827,562	4,918,856	4,405,019
Plus: Recapture of fees previously waived by the Advisor	—	—	157,156
Net Expenses	1,827,562	4,918,856	4,562,175
Net Investment Income	1,847,534	6,330,713	7,431,615

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gains (losses) on:
Investments - Unaffiliated	(6,353,247)	(2,600,649)	(941,995)
Investments - Affiliated	2,105,262	(5,456,876)	—
Distributions of realized gains by underlying investment companies	90,240	290,920	22,762
Total net realized loss	(4,157,745)	(7,766,605)	(919,233)
Net change in unrealized depreciation on:
Investments - Unaffiliated	(7,489,558)	(29,099,160)	(27,752,583)
Investments - Affiliated	(3,462,685)	(12,069,953)	(1,185,953)
Total net change in unrealized depreciation	(10,952,243)	(41,169,113)	(28,938,536)
Net Realized and Unrealized Loss on Investments	(15,109,988)	(48,935,718)	(29,857,769)
Net Decrease in Net Assets Resulting from Operations	$(13,262,454)	$(42,605,005)	$(22,426,154)

*	A portion of securities lending income is from affiliated issuer.
25	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Statements of Operations (Continued)
For the Year Ended April 30, 2020

	CLS
	Flexible	CLS
	Income Fund	Shelter Fund
Investment Income:
Dividend income - Unaffiliated	$6,837,104	$5,352,498
Dividend income - Affiliated	—	56,552
Interest income	146,513	83,644
Securities lending income-net*	348,690	134,607
Total investment income	7,332,307	5,627,301

Expenses:
Investment advisory fees	841,697	1,619,654
Shareholder Service Fees:
Class N	526,061	539,885
Administration fees	285,602	252,692
Printing and postage expense	33,202	13,145
Professional fees	27,576	27,610
Trustees’ fees	31,518	31,418
Registration & filing fees	31,146	41,322
Custodian fees	17,410	17,409
Chief compliance officer fees	9,188	9,618
Insurance expense	17,388	16,519
Miscellaneous fees and expenses	543	542
Total Expenses	1,821,331	2,569,814
Plus: Recapture of fees previously waived by the Advisor	—	—
Net Expenses	1,821,331	2,569,814
Net Investment Income	5,510,976	3,057,487

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gains (losses) on:
Investments - Unaffiliated	(4,228,873)	(2,703,170)
Investments - Affiliated	—	369,868
Distributions of realized gains by underlying investment companies	63,381	—
Total net realized loss	(4,165,492)	(2,333,302)
Net change in unrealized appreciation (depreciation) on:
Investments - Unaffiliated	1,690,364	(15,500,320)
Investments - Affiliated	—	(863,417)
Total net change in unrealized appreciation (depreciation)	1,690,364	(16,363,737)
Net Realized and Unrealized Losses on Investments	(2,475,128)	(18,697,039)
Net Increase (Decrease) in Net Assets Resulting from Operations	$3,035,848	$(15,639,552)

*	A portion of securities lending income is from affiliated issuer.
26	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Statements of Changes in Net Assets

	CLS Global Aggressive		CLS Global Diversified
	Equity Fund		Equity Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2020	April 30, 2019	April 30, 2020	April 30, 2019
Increase (Decrease) in Net Assets:

From Operations:
Net investment income	$1,847,534	$1,779,477	$6,330,713	$6,339,607
Net realized gain (loss) on investments	(4,247,985)	6,314,183	(8,057,525)	13,807,163
Distributions of realized gains by underlying investment companies	90,240	87,221	290,920	382,720
Net change in unrealized depreciation on investments	(10,952,243)	(6,850,037)	(41,169,113)	(21,282,969)
Net increase (decrease) in net assets resulting from operations	(13,262,454)	1,330,844	(42,605,005)	(753,479)

Distributions to Shareholders:
Total Distributions Paid
Class N	(6,157,128)	(13,442,665)	(21,847,359)	(43,921,076)
Class T	(1)	(1)	(1)	(2)
Total Dividends and Distributions to Shareholders	(6,157,129)	(13,442,666)	(21,847,360)	(43,921,078)
From Fund Share Transactions (Note 7)	4,813,534	(4,097,688)	(25,464,692)	36,340,552
Total Decrease in Net Assets	(14,606,049)	(16,209,510)	(89,917,057)	(8,334,005)

Net Assets:
Beginning of Year	154,141,172	170,350,682	452,993,229	461,327,234
End of Year	$139,535,123	$154,141,172	$363,076,172	$452,993,229
27	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Statements of Changes in Net Assets (Continued)

	CLS Growth		CLS Flexible
	and Income Fund		Income Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2020	April 30, 2019	April 30, 2020	April 30, 2019
Increase (Decrease) in Net Assets:

From Operations:
Net investment income	$7,431,615	$8,395,842	$5,510,976	$6,399,448
Net realized loss on investments	(941,995)	(229,507)	(4,228,873)	(188,088)
Distributions of realized gains by underlying investment companies	22,762	275,560	63,381	72,151
Net change in unrealized appreciation (depreciation) on investments	(28,938,536)	(3,146,981)	1,690,364	2,700,511
Net increase (decrease) in net assets resulting from operations	(22,426,154)	5,294,914	3,035,848	8,984,022

Distributions to Shareholders:
Total Distributions Paid
Class N	(10,297,728)	(21,601,305)	(5,598,869)	(6,514,772)
Class T	(1)	(1)	(1)	(1)
Total Dividends and Distributions to Shareholders	(10,297,729)	(21,601,306)	(5,598,870)	(6,514,773)
From Fund Share Transactions (Note 7)	(48,054,408)	(30,252,406)	(22,558,329)	(21,792,258)
Total Decrease in Net Assets	(80,778,291)	(46,558,798)	(25,121,351)	(19,323,009)

Net Assets:
Beginning of Year	421,431,201	467,989,999	216,703,991	236,027,000
End of Year	$340,652,910	$421,431,201	$191,582,640	$216,703,991
28	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Statements of Changes in Net Assets (Continued)

	CLS
	Shelter Fund
	Year Ended	Year Ended
	April 30, 2020	April 30, 2019
Increase (Decrease) in Net Assets:

From Operations:
Net investment income	$3,057,487	$2,419,264
Net realized loss on investments	(2,333,302)	(9,874,794)
Net change in unrealized appreciation (depreciation) on investments	(16,363,737)	9,128,043
Net increase (decrease) in net assets resulting from operations	(15,639,552)	1,672,513

Distributions to Shareholders:
Total Distributions Paid
Class N	(2,418,288)	(39,248,487)
Class T	(1)	(3)
Total Dividends and Distributions to Shareholders	(2,418,289)	(39,248,490)
From Fund Share Transactions (Note 7)	(8,466,193)	56,865,903
Total Increase (Decrease) in Net Assets	(26,524,034)	19,289,926

Net Assets:
Beginning of Year	219,652,098	200,362,172
End of Year	$193,128,064	$219,652,098
29	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Financial Highlights
CLS Global Aggressive Equity Fund

Selected data based on a share outstanding throughout each year indicated.

	Class N Shares
	Fiscal Years Ended April 30,
	2020	2019	2018	2017	2016
Net asset value, beginning of year	$14.18	$15.56	$14.38	$12.26	$13.73

Income (loss) from investment operations:
Net investment income(a)(b)	0.17	0.17	0.15	0.17	0.26
Net realized and unrealized gain (loss) on investments	(1.25)	(0.22)	1.78	2.29	(1.14)
Total income (loss) from investment operations	(1.08)	(0.05)	1.93	2.46	(0.88)

Less distributions from:
Net investment income	(0.16)	(0.23)	(0.13)	(0.19)	(0.25)
Net realized gains	(0.40)	(1.10)	(0.62)	(0.15)	(0.34)
Total distributions from net investment income and net realized gains	(0.56)	(1.33)	(0.75)	(0.34)	(0.59)

Net asset value, end of year	$12.54	$14.18	$15.56	$14.38	$12.26

Total return(c)	(8.17)%	0.99%	13.44%	20.23%	(6.39)%

Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$139,535	$154,141	$170,351	$159,246	$100,444
Ratio of net expenses to average net assets after expense reimbursement(d)	1.24%	1.16%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets before waivers and reimbursements(d)	1.24%	1.27%	1.23%	1.40%	1.38%
Ratio of net investment income to average net assets(b)	1.25%	1.13%	0.99%	1.30%	2.10%
Portfolio turnover rate	63%	17%	28%	32%	35%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(d)	Does not include the expenses of the investment companies in which the Fund invests.
30	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Financial Highlights
CLS Global Aggressive Equity Fund

Selected data based on a share outstanding throughout each period indicated.

	Class T Shares
	Year	Period
	Ended	Ended
	April 30,	April 30,
	2020	2019(a)
Net asset value, beginning of period	$14.18	$14.32

Income (loss) from investment operations:
Net investment income(b)(c)	0.17	0.10
Net realized and unrealized gain (loss) on investments	(1.25)	1.09
Total income (loss) from investment operations	(1.08)	1.19

Less distributions from:
Net investment income	(0.16)	(0.23)
Net realized gains	(0.40)	(1.10)
Total distributions from net investment income and net realized gains	(0.56)	(1.33)

Net asset value, end of period	$12.54	$14.18

Total return(d)	(8.17)%	9.73	% (g)

Ratios and Supplemental Data:
Net assets, end of period	$14	$16
Ratio of net expenses to average net assets after expense reimbursement(e)	1.09%	1.01	% (f)
Ratio of expenses to average net assets before waivers and reimbursements(e)	1.09%	1.12	% (f)
Ratio of net investment income to average net assets(c)	1.40%	1.28	% (f)
Portfolio turnover rate	63%	17	% (g)

(a)	Class T commenced operations on 12/7/18.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(d)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(e)	Does not include the expenses of the investment companies in which the Fund invests.

(f)	Annualized for periods less than one year.

(g)	Not annualized.
31	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Financial Highlights
CLS Global Diversified Equity Fund

Selected data based on a share outstanding throughout each year indicated.

	Class N Shares
	Fiscal Years Ended April 30,
	2020	2019	2018	2017	2016
Net asset value, beginning of year	$16.55	$18.75	$17.94	$16.15	$18.26

Income (loss) from investment operations:
Net investment income(a)(b)	0.24	0.27	0.22	0.28	0.27
Net realized and unrealized gain (loss) on investments	(1.82)	(0.47)	2.42	2.09	(1.66)
Total income (loss) from investment operations	(1.58)	(0.20)	2.64	2.37	(1.39)

Less distributions from:
Net investment income	(0.25)	(0.34)	(0.28)	(0.49)	(0.13)
Net realized gains	(0.62)	(1.66)	(1.55)	(0.09)	(0.59)
Total distributions from net investment income and net realized gains	(0.87)	(2.00)	(1.83)	(0.58)	(0.72)

Net asset value, end of year	$14.10	$16.55	$18.75	$17.94	$16.15

Total return(c)	(10.47)%	0.31%	14.84%	14.95%	(7.59)%

Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$363,076	$452,993	$461,327	$434,938	$424,701
Ratio of net expenses to average net assets after expense reimbursements/recapture(d)	1.17%	1.15%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets before waivers and reimbursements/recapture(d)	1.17%	1.16%	1.13%	1.20%	1.19%
Ratio of net investment income to average net assets(b)	1.51%	1.52%	1.15%	1.64%	1.59%
Portfolio turnover rate	77%	35%	24%	41%	58%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(d)	Does not include the expenses of the investment companies in which the Fund invests.
32	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Financial Highlights
CLS Global Diversified Equity Fund

Selected data based on a share outstanding throughout each period indicated.

	Class T Shares
	Year	Period
	Ended	Ended
	April 30,	April 30,
	2020	2019(a)
Net asset value, beginning of period	$16.55	$17.34

Income (loss) from investment operations:
Net investment income(b)(c)	0.24	0.15
Net realized and unrealized gain (loss) on investments	(1.82)	1.06
Total income (loss) from investment operations	(1.58)	1.21

Less distributions from:
Net investment income	(0.25)	(0.34)
Net realized gains	(0.62)	(1.66)
Total distributions from net investment income and net realized gains	(0.87)	(2.00)

Net asset value, end of period	$14.10	$16.55

Total return(d)	(10.47)%	8.49	% (g)

Ratios and Supplemental Data:
Net assets, end of period	$17	$19
Ratio of net expenses to average net assets after expense reimbursement(e)	1.02%	1.00	% (f)
Ratio of expenses to average net assets before waivers and reimbursements(e)	1.02%	1.03	% (f)
Ratio of net investment income to average net assets(c)	1.66%	2.75	% (f)
Portfolio turnover rate	77%	35	% (g)

(a)	Class T commenced operations on 12/7/18.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(d)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(e)	Does not include the expenses of the investment companies in which the Fund invests.

(f)	Annualized for periods less than one year.

(g)	Not annualized.
33	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Financial Highlights
CLS Growth and Income Fund

Selected data based on a share outstanding throughout each year indicated.

	Class N Shares
	Fiscal Years Ended April 30,
	2020	2019	2018	2017	2016
Net asset value, beginning of year	$10.90	$11.35	$11.12	$10.55	$10.99

Income (loss) from investment operations:
Net investment income(a)(b)	0.20	0.21	0.16	0.19	0.15
Net realized and unrealized gain (loss) on investments	(0.83)	(0.09)	0.68	0.61	(0.40)
Total income (loss) from investment operations	(0.63)	0.12	0.84	0.80	(0.25)

Less distributions from:
Net investment income	(0.24)	(0.19)	(0.18)	(0.21)	(0.13)
Net realized gains	(0.05)	(0.38)	(0.43)	(0.02)	(0.06)
Total distributions from net investment income and net realized gains	(0.29)	(0.57)	(0.61)	(0.23)	(0.19)

Net asset value, end of year	$9.98	$10.90	$11.35	$11.12	$10.55

Total return(c)	(6.05)%	1.51%	7.55%	7.68%	(2.14)%

Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$340,653	$421,431	$467,990	$445,759	$365,609
Ratio of net expenses to average net assets after expense reimbursement/recapture(d)	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets before waivers and reimbursements/recapture(d)	1.11%	1.16%	1.14%	1.21%	1.19%
Ratio of net investment income to average net assets(b)	1.88%	1.93%	1.38%	1.75%	1.42%
Portfolio turnover rate	42%	28%	23%	45%	56%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(d)	Does not include the expenses of the investment companies in which the Fund invests.
34	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Financial Highlights
CLS Growth and Income Fund

Selected data based on a share outstanding throughout each period indicated.

	Class T Shares
	Year	Period
	Ended	Ended
	April 30,	April 30,
	2020	2019(a)
Net asset value, beginning of period	$10.90	$10.83

Income (loss) from investment operations:
Net investment income(b)(c)	0.20	0.09
Net realized and unrealized gain (loss) on investments	(0.83)	0.55
Total income (loss) from investment operations	(0.63)	0.64

Less distributions from:
Net investment income	(0.24)	(0.19)
Net realized gains	(0.05)	(0.38)
Total distributions from net investment income and net realized gains	(0.29)	(0.57)

Net asset value, end of period	$9.98	$10.90

Total return(d)	(6.05)%	6.38	% (g)

Ratios and Supplemental Data:
Net assets, end of period	$11	$11
Ratio of net expenses to average net assets after expense reimbursement/recapture(e)	1.00%	1.00	% (f)
Ratio of expenses to average net assets before waivers and reimbursements/recapture(e)	0.96%	1.02	% (f)
Ratio of net investment income to average net assets(c)	2.03%	2.19	% (f)
Portfolio turnover rate	42%	28	% (g)

(a)	Class T commenced operations on 12/7/18.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(d)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(e)	Does not include the expenses of the investment companies in which the Fund invests.

(f)	Annualized for periods less than one year.

(g)	Not annualized.
35	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Financial Highlights
CLS Flexible Income Fund

Selected data based on a share outstanding throughout each year indicated.

	Class N Shares
	Fiscal Years Ended April 30,
	2020	2019	2018	2017	2016
Net asset value, beginning of year	$10.26	$10.13	$10.28	$10.18	$10.35

Income (loss) from investment operations:
Net investment income(a)(b)	0.27	0.29	0.24	0.24	0.24
Net realized and unrealized gain (loss) on investments	(0.11)	0.13	(0.15)	0.11	(0.17)
Total income (loss) from investment operations	0.16	0.42	0.09	0.35	0.07

Less distributions from:
Net investment income	(0.28)	(0.29)	(0.24)	(0.25)	(0.24)
Total distributions from net investment income	(0.28)	(0.29)	(0.24)	(0.25)	(0.24)

Net asset value, end of year	$10.14	$10.26	$10.13	$10.28	$10.18

Total return(c)	1.51%	4.29%	0.86%	3.48%	0.71%

Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$191,583	$216,704	$236,027	$228,142	$194,603
Ratio of net expenses to average net assets after expense reimbursement(d)	0.87%	0.81%	0.80%	0.80%	0.80%
Ratio of expenses to average net assets before waivers and reimbursements(d)	0.87%	0.88%	0.86%	0.99%	0.94%
Ratio of net investment income to average net assets(b)	2.62%	2.86%	2.32%	2.35%	2.33%
Portfolio turnover rate	15%	22%	13%	9%	19%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(d)	Does not include the expenses of the investment companies in which the Fund invests.
36	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Financial Highlights
CLS Flexible Income Fund

Selected data based on a share outstanding throughout each period indicated.

	Class T Shares
	Year	Period
	Ended	Ended
	April 30,	April 30,
	2020	2019(a)
Net asset value, beginning of period	$10.26	$9.93

Income (loss) from investment operations:
Net investment income(b)(c)	0.27	0.11
Net realized and unrealized gain (loss) on investments	(0.11)	0.35
Total income from investment operations	0.16	0.46

Less distributions from:
Net investment income	(0.28)	(0.13)
Total distributions from net investment income	(0.28)	(0.13)

Net asset value, end of period	$10.14	$10.26

Total return(d)	1.51%	4.68	% (g)

Ratios and Supplemental Data:
Net assets, end of period	$11	$10
Ratio of net expenses to average net assets after expense reimbursement(e)	0.72%	0.67	% (f)
Ratio of expenses to average net assets before waivers and reimbursements(e)	0.72%	0.75	% (f)
Ratio of net investment income to average net assets(c)	2.77%	2.95	% (f)
Portfolio turnover rate	15%	22	% (g)

(a)	Class T commenced operations on 12/7/18.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(d)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(e)	Does not include the expenses of the investment companies in which the Fund invests.

(f)	Annualized for periods less than one year.

(g)	Not annualized.
37	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Financial Highlights
CLS Shelter Fund

Selected data based on a share outstanding throughout each year indicated.

	Class N Shares
	Fiscal Years Ended April 30,
	2020	2019	2018	2017	2016
Net asset value, beginning of year	$11.70	$14.51	$13.10	$11.65	$13.35

Income (loss) from investment operations:
Net investment income(a)(b)	0.17	0.15	0.16	0.10	0.15
Net realized and unrealized gain (loss) on investments	(1.01)	(0.31)	1.56	1.64	(0.75)
Total income (loss) from investment operations	(0.84)	(0.16)	1.72	1.74	(0.60)

Less distributions from:
Net investment income	(0.13)	—	(0.16)	(0.11)	(0.22)
Net realized gains	—	(2.65)	(0.15)	(0.18)	(0.88)
Total distributions from net investment income and net realized gains	(0.13)	(2.65)	(0.31)	(0.29)	(1.10)

Net asset value, end of year	$10.73	$11.70	$14.51	$13.10	$11.65

Total return(c)	(7.33)%	0.81%	13.11%	15.11%	(4.43)%

Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$193,128	$219,652	$200,362	$129,378	$94,329
Ratio of net expenses to average net assets after expense reimbursement(d)	1.19%	1.16%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets before waivers and reimbursements(d)	1.19%	1.20%	1.18%	1.24%	1.24%
Ratio of net investment income to average net assets(b)	1.42%	1.15%	1.14%	0.83%	1.19%
Portfolio turnover rate	257%	316%	172%	147%	346%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(d)	Does not include the expenses of the investment companies in which the Fund invests.
38	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Financial Highlights
CLS Shelter Fund

Selected data based on a share outstanding throughout each period indicated.

	Class T Shares
	Year	Period
	Ended	Ended
	April 30,	April 30,
	2020	2019(a)
Net asset value, beginning of period	$11.70	$13.95

Income (loss) from investment operations:
Net investment income(b)(c)	0.17	0.06
Net realized and unrealized gain (loss) on investments	(1.01)	0.34
Total income (loss) from investment operations	(0.84)	0.40

Less distributions from:
Net investment income	(0.13)	—
Net realized gains	—	(2.65)
Total distributions from net investment income and net realized gains	(0.13)	(2.65)

Net asset value, end of period	$10.73	$11.70

Total return(d)	(7.33)%	4.84	% (g)

Ratios and Supplemental Data:
Net assets, end of period	$14	$15
Ratio of net expenses to average net assets after expense reimbursement(e)	1.04%	1.02	% (f)
Ratio of expenses to average net assets before waivers and reimbursements(e)	1.04%	1.07	% (f)
Ratio of net investment income to average net assets(c)	1.57%	1.46	% (f)
Portfolio turnover rate	257%	316	% (g)

(a)	Class T commenced operations on 12/7/18.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(d)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(e)	Does not include the expenses of the investment companies in which the Fund invests.

(f)	Annualized for periods less than one year.

(g)	Not annualized.
39	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Notes to Financial Statements
April 30, 2020

1.	Organization

AdvisorOne Funds (the “Trust” or the “Funds”) was organized as a Delaware Business Trust in December 1996 and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The CLS Global Aggressive Equity Fund, CLS Global Diversified Equity Fund, CLS Growth and Income Fund, CLS Flexible Income Fund, and CLS Shelter Fund, collectively the “Funds” and each individually a “Fund” are each a diversified series of the Trust. The Funds each offer an unlimited number of shares of beneficial interest without par value. Each Fund offers both Class N and Class T shares. Each share of the Funds’ two classes represents an undivided, proportionate interest in the Fund. All income, expenses (other than class specific expenses), and realized gains or losses are allocated daily to each class of shares based on the relative value of the shares of each class. The Funds’ class specific expenses include shareholder service fees. In addition, there are differences among the classes of shares with respect to the minimum investment required and voting rights affecting each class.

Fund	The primary investment objective of each Fund is as follows:
CLS Global Aggressive Equity Fund	Long-term growth
CLS Global Diversified Equity Fund	Long-term growth of capital without regard to current income
CLS Growth and Income Fund	Combination of current income and growth of capital
CLS Flexible Income Fund	Total return, consisting of income and capital growth, consistent with preservation of capital
CLS Shelter Fund	Limiting the impact of large equity market declines.
The Fund’s secondary investment objective is growth of capital.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. The Funds are investment companies and accordingly follow the investment companies accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)
April 30, 2020

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value. Under the amortized cost method, a portfolio instrument is valued at cost and any premium or discount is amortized to maturity. Amortization of premium and accretion of market discount are charged to income. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board” or the “Trustees”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)
April 30, 2020

prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share that is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by their Funds will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)
April 30, 2020

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.

Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of April 30, 2020 for the Funds’ investments measured at fair value:

CLS Global Aggressive Equity Fund

Assets*	Level 1	Level 2	Level 3	Total
Equity Funds	$139,186,198	$—	$—	$139,186,198
Collateral for Securities Loaned	35,254,216	—	—	35,254,216
Total	$174,440,414	$—	$—	$174,440,414

CLS Global Diversified Equity Fund

Assets*	Level 1	Level 2	Level 3	Total
Equity Funds	$362,415,426	$—	$—	$362,415,426
Money Market Fund	1,194,191	—	—	1,194,191
Collateral for Securities Loaned	54,787,473	—	—	54,787,473
Total	$418,397,090	$—	$—	$418,397,090

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)
April 30, 2020

CLS Growth and Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Bond Funds	$156,612,215	$—	$—	$156,612,215
Equity Funds	181,233,153	—	—	181,233,153
Money Market Fund	959,572	—	—	959,572
Collateral for Securities Loaned	83,114,402	—	—	83,114,402
Total	$421,919,342	$—	$—	$421,919,342

CLS Flexible Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Bond Funds	$162,780,873	$—	$—	$162,780,873
Equity Funds	24,548,973	—	—	24,548,973
U.S. Government & Agency Obligations	—	3,780,510	—	3,780,510
Money Market Fund	653,187	—	—	653,187
Collateral for Securities Loaned	49,345,202	—	—	49,345,202
Total	$237,328,235	$3,780,510	$—	$241,108,745

CLS Shelter Fund

Assets*	Level 1	Level 2	Level 3	Total
Equity Funds	$98,263,836	$—	$—	$98,263,836
Money Market Fund	94,640,301	—	—	94,640,301
Collateral for Securities Loaned	4,673,738	—	—	4,673,738
Total	$197,577,875	$—	$—	$197,577,875

The Funds did not hold any Level 3 securities during the period.

*	Refer to the Schedules of Investments for security classifications.

Exchange Traded Funds

The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and may be actively managed or represent a fixed portfolio of securities. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)
April 30, 2020

Income Taxes

It is each Fund’s policy to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains to its shareholders and therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2017-2019), or expected to be taken in the Funds’ 2020 tax returns. The Funds identified their major tax jurisdictions as U.S. federal, Nebraska and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Security Transactions and Related Income

Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds. Each fund’s income, expenses (other than the class specific distribution and shareholder service fees) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class.

Distributions to Shareholders

Income will normally be declared and distributed at least annually for all Funds with the exception of the CLS Flexible Income Fund. Income will normally be declared and distributed monthly for the CLS Flexible Income Fund. The Funds declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to the treatment of wash sale losses, grantor trust and partnership income.

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)
April 30, 2020

Indemnification

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.	Investment Advisory Agreement and Transactions with Related Parties

Advisory Fees

The Trust has entered into an Investment Advisory Agreement with CLS Investments, LLC (the “Advisor”, formerly Clarke Lanzen Skalla Investment Firm, LLC), a subsidiary of NorthStar Financial Services Group, LLC. As compensation for the services rendered, facilities furnished, and expenses borne by the Advisor, the Funds pay the Advisor a fee accrued daily and paid monthly, at the annualized rate of 0.75% of net assets for CLS Global Aggressive Equity Fund, CLS Global Diversified Equity Fund, CLS Growth and Income Fund, and CLS Shelter Fund; and at an annualized rate of 0.40% for CLS Flexible Income Fund. During the year ended April 30, 2020, the Advisor earned the following fees:

Fund	Advisory Fee
CLS Global Aggressive Equity Fund	$1,108,812
CLS Global Diversified Equity Fund	3,148,648
CLS Growth and Income Fund	2,967,253
CLS Flexible Income Fund	841,697
CLS Shelter Fund	1,619,654

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)
April 30, 2020

The Trustees have adopted a Shareholder Servicing Plan (“Shareholder Servicing Plan”). The Shareholder Servicing Plan allows each of the Funds to use part of its assets for the payment of certain shareholder servicing expenses, including administrative or other shareholder support services. For these services under the Shareholder Servicing Plan, each Fund pays CLS an amount up to 0.25% of average net assets attributable to Class N Shares, and an amount up to 0.10% of average net assets for Class T Shares of the respective Funds on an annualized basis. CLS uses these shareholder servicing fees to compensate other parties that have entered into shareholder servicing agreements with CLS with respect to the servicing of Fund shares. During the year ended April 30, 2020, the Funds paid the following Shareholder Servicing Plan fees:

Shareholder
Fund	Servicing Fee
CLS Global Aggressive Equity Fund	$369,604
CLS Global Diversified Equity Fund	1,049,549
CLS Growth and Income Fund	989,084
CLS Flexible Income Fund	526,061
CLS Shelter Fund	539,885

The Advisor has contractually agreed to waive or limit its management fees and to reimburse expenses, other than expenses relating to dividends on short sales, interest expense, indirect fees and expenses of underlying funds, and extraordinary or non-recurring expenses, through August 31, 2021 for Class N and Class T Shares so that the annual operating expenses of the Funds do not exceed the percentage of the average daily net assets as indicated below:

Expense Limitation
Class N
CLS Global Aggressive Equity, CLS Global Diversified Equity,
CLS Growth and Income, and CLS Shelter	1.25%
Class N
CLS Flexible Income Fund	0.90%
Class T
CLS Global Aggressive Equity, CLS Global Diversified Equity,
CLS Growth and Income, and CLS Shelter	1.10%
Class T
CLS Flexible Income Fund	0.75%

There were no fee waivers or expense reimbursements within any of the Funds pursuant to this contractual agreement for the year ended April 30, 2020.

Fees waived or expenses reimbursed may be recouped by the Advisor from a Fund for a period up to three years from the date the fee or expense was waived or reimbursed. However, no recoupment payment will be made by a Fund if it would result in the Fund exceeding lesser of (i) the expense limitation at the time of waiver/reimbursement or (ii) the current expense limitation. During the year ended April 30, 2020, the Advisor recaptured $157,156 from the CLS Growth and Income Fund. The table below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Advisor through April 30 of the years indicated:

Fund	2021	2022	2023	Total
CLS Global Aggressive Equity Fund	$56,908	$26,567	$—	$83,475
CLS Global Diversified Equity Fund	—	—	—	—
CLS Growth and Income Fund	—	—	—	—
CLS Flexible Income Fund	44,973	—	—	44,973
CLS Shelter Fund	27,720	—	—	27,720

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)
April 30, 2020

Distributor

The distributor of the Funds, Northern Lights Distributors, LLC (“NLD”), serves as principal underwriter for each Fund Trust and maintains all records required to be maintained pursuant to the Funds’ Shareholder Services Plan. For the year ended April 30, 2020, there were no underwriting commission paid for sales of shares.

Administration, Fund Accounting, Transfer Agent, Custody Administration Fees

Gemini Fund Services, LLC (“GFS”), an affiliate of NLD, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with GFS, the Funds pay GFS customary fees for providing administration, fund accounting, and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS and are not paid any fees directly by the Funds for serving in such capacities.

In addition, certain affiliates of the distributor provide ancillary services to the Funds as follows:

Blu Giant, LLC (“Blu Giant”), an affiliate of NLD and GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Chief Compliance Officer

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of NLD and GFS, provides a chief compliance officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

On February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)
April 30, 2020

Trustees Fees

Prior to January 1, 2020, the Trust paid each Trustee who was not an “interested person” as that term is defined in the 1940 Act an annual fee of $50,000 per year paid in quarterly installments. Beginning January 1, 2020, the annual fee was increased to $80,000 per year paid in quarterly installments. The Trust also reimburses the Trustees for travel and other expenses incurred in attending meetings of the Board. Officers of the Trust and Trustees who are interested persons of the Trust do not receive any direct compensation from the Trust.

4.	Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at April 30, 2020, were as follows:

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
CLS Global Aggressive Equity Fund	$159,493,388	$19,576,437	$(4,629,411)	$14,947,026
CLS Global Diversified Equity Fund	395,503,701	30,593,454	(7,700,065)	22,893,389
CLS Growth and Income Fund	416,930,961	15,988,990	(11,000,609)	4,988,381
CLS Flexible Income Fund	238,763,110	7,994,930	(5,649,295)	2,345,635
CLS Shelter Fund	205,427,365	—	(7,849,490)	(7,849,490)

5.	Investment Transactions

The cost of purchases and the proceeds from sales of investments, other than short-term securities, for the year ended April 30, 2020, were as follows:

Fund	Purchases	Sales
CLS Global Aggressive Equity Fund	$92,520,252	$93,604,424
CLS Global Diversified Equity Fund	319,145,694	361,115,230
CLS Growth and Income Fund	163,636,566	219,534,853
CLS Flexible Income Fund	30,724,285	53,074,930
CLS Shelter Fund	507,158,141	607,409,080

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)
April 30, 2020

6.	Investments in Affiliated Companies

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Companies that are affiliates at April 30, 2020 are noted in the Funds’ Schedules of Investments. Transactions during the year with companies that are affiliates are as follows:

CLS Global Aggressive Equity

							Change in		Shares
		Value-			Dividends	Realized	Unrealized	Value-	held at
		Beginning		Sales	Credited	Gain	Appreciation/	End	End of
CUSIP	Description	of Year	Purchases	Proceeds	to Income	(Loss)	(Depreciation)	of Year	Year
132061409	Cambria Global Value ETF	$5,354,547	$2,758,859	$—	$166,998	$—	$(1,715,431)	$6,397,975	393,964
23908L405	Davis Select International ETF	5,765,460	2,302,087	—	183,750	—	(765,172)	7,302,375	450,000
316092816	Fidelity Momentum Factor ETF	5,539,227	—	181,069	69,990	41,219	(110,167)	5,289,210	153,000
47804J701	John Hancock Multi-Factor Energy ETF	—	3,207,582	—	—	—	(694,926)	2,512,656	180,000
47804J404	John Hancock Multi-Factor Financials ETF	—	2,943,347	—	—	—	38,285	2,981,632	95,000
52468L877	Legg Mason Small-Cap Quality Value ETF	580,230	1,254,413	—	16,330	—	(384,560)	1,450,083	69,000
26922A479	Salt HighTrubeta U.S. Market ETF	—	2,270,309	—	4,739	—	(44,789)	2,225,520	96,000
92189F684	Vaneck Vectors Retail ETF	7,793,280	—	—	78,487	—	909,360	8,702,640	72,000
Total affiliated at April 30, 2020		$25,032,744	$14,736,597	$181,069	$520,294	$41,219	$(2,767,400)	$36,862,091	1,508,964
464288786	iShares U.S. Insurance ETF#	$5,738,141	$—	$5,890,945	$38,829	$2,064,043	$—	$—	—
00764F383	Milestone Treasury Obligations Fund*#	24,324,400	—	24,324,400	—	—	—	—	—
Total including securities affiliated at April 30, 2019		$55,095,285	$14,736,597	$30,396,414	$559,123	$2,105,262	$(2,767,400)

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)
April 30, 2020

CLS Global Diversified Equity

							Change in		Shares
		Value-			Dividends	Realized	Unrealized	Value-	held at
		Beginning		Sales	Credited	Gain	Appreciation/	End	End of
CUSIP	Description	of Year	Purchases	Proceeds	to Income	(Loss)	(Depreciation)	of Year	Year
23908L108	Davis Select Financial ETF	$23,790,000	$11,542,103	$5,219,385	$658,050	$(644,335)	$(4,388,383)	$25,080,000	1,375,000
316092782	Fidelity Value Factor ETF	—	22,220,486	—	128,510	—	520,814	22,741,300	710,000
35473P827	Franklin FTSE Canada ETF	652,077	—	—	15,719	—	(88,657)	563,420	26,000
381430305	Goldman Sachs ActiveBeta Europe Equity ETF	—	3,182,739	378,854	24,309	62,057	566,798	3,432,740	135,000
47804J404	John Hancock Multi-Factor Financials ETF	—	5,084,800	2,943,347	—	(75,753)	(25,636)	2,040,064	65,000
47804J503	John Hancock Multi-Factor Health Care ETF	9,993,000	—	—	273,147	—	1,101,900	11,094,900	300,000
78468R648	SPDR Kensho New Economies Composite ETF	816,763	11,552,200	—	102,723	—	(147,713)	12,221,250	375,000
78467V889	SPDR MFS Systematic Growth Equity ETF	12,562,335	—	—	134,321	—	781,740	13,344,075	150,000
78468R747	SPDR SSGA Gender Diversity Index ETF	10,619,800	—	2,697,506	196,414	(286,894)	(939,190)	6,696,210	100,000
97717W323	WisdomTree Emerging Markets Quality Dividend Growth Fund	4,670,890	—	—	114,837	—	(786,631)	3,884,259	185,500
Total affiliated at April 30, 2020		$63,104,865	$53,582,328	$11,239,092	$1,648,030	$(944,925)	$(3,404,958)	$101,098,218	3,421,500
35473P678	Franklin FTSE United Kingdom ETF#	$3,476,963	$11,550,000	$12,450,088	$73,999	$(2,525,948)	$—	$—	—
518416300	Hartford Multi-Factor REIT ETF#	3,854,400	—	4,065,016	99,466	413,652	—	—	—
47804J875	John Hancock Multi-Factor Consumer Staples ETF#	6,160,000	—	6,166,464	144,547	459,184	—	—	—
00764F383	Milestone Treasury Obligations Fund*#	22,088,900	—	22,088,900	—	—	—	—	—
68386C716	Oppenheimer Russell 1000 Yield Factor ETF#	943,512	—	943,512	—	—	—	—	—
78463X533	SPDR S&P Emerging Markets Dividend ETF#	44,082,500	—	32,298,036	1,768,687	(2,858,839)	—	—	—
Total including securities affiliated at April 30, 2019		$143,711,140	$65,132,328	$89,251,108	$3,734,729	$(5,456,876)	$(3,404,958)

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)
April 30, 2020

CLS Growth and Income

							Change in		Shares
		Value-			Dividends	Realized	Unrealized	Value-	held at
		Beginning		Sales	Credited	Gain	Appreciation/	End	End of
CUSIP	Description	of Year	Purchases	Proceeds	to Income	(Loss)	(Depreciation)	of Year	Year
47804J404	John Hancock Multi-Factor Financials ETF	$—	$2,356,134	$—	$31,236	$—	$(472,998)	$1,883,136	60,000
78463X376	SPDR Solactive Canada ETF	4,464,953	—	—	119,149	—	(652,621)	3,812,332	75,000
Total affiliated at April 30, 2020		$4,464,953	$2,356,134	$—	$150,385	$—	$(1,125,619)	$5,695,468	135,000

316188309	Fidelity Total Bond ETF^	$33,221,551	$—	$—	$981,485	$—	$1,928,393	$35,149,944	664,963
00764F383	Milestone Treasury Obligations Fund*#	56,535,600	—	56,535,600	—	—	—	—	—
Total including securities affiliated at April 30, 2019		$94,222,104	$2,356,134	$56,535,600	$1,131,870	$—	$802,774

CLS Flexible Income

							Change in		Shares
		Value-			Dividends	Realized	Unrealized	Value-	held at
		Beginning		Sales	Credited	Gain	Appreciation/	End	End of
CUSIP	Description	of Year	Purchases	Proceeds	to Income	(Loss)	(Depreciation)	of Year	Year
00764F383	Milestone Treasury Obligations Fund*#	$30,555,400	$—	$30,555,400	$—	$—	$—	$—	—
Total including securities affiliated at April 30, 2019		$30,555,400	$—	$30,555,400	$—	$—	$—

CLS Shelter Fund

							Change in		Shares
		Value-			Dividends	Realized	Unrealized	Value-	held at
		Beginning		Sales	Credited	Gain	Appreciation/	End	End of
CUSIP	Description	of Year	Purchases	Proceeds	to Income	(Loss)	(Depreciation)	of Year	Year
45782C508	Innovator S&P 500 Power Buffer ETF - January	$—	$10,321,346	$—	$—	$—	$(460,783)	$9,860,563	366,700
Total affiliated at April 30, 2020		$—	$10,321,346	$—	$—	$—	$(460,783)	$9,860,563	366,700
00764F383	Milestone Treasury Obligations Fund*#	$14,212,300	$—	$14,212,300	$—	$—	$—	$—	—
233051242	Xtrackers Russell 1000 US QARP ETF#	11,082,575	—	11,049,810	56,552	369,868	—	—	—
Total including securities affiliated at April 30, 2019		$25,294,875	$10,321,346	$25,262,110	$56,552	$369,868	$(460,783)

*	Related management.

^	This security was considered an affiliate during the period but is no longer an affiliate at April 30, 2020.

#	Security position was sold in full during the period ending April 30, 2020.

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)
April 30, 2020

7.	Shareholders’ Transactions

As of April 30, 2020, the Funds had an unlimited number of shares authorized. Following is a summary of shareholder transactions for each Fund:

	Year Ended		Year Ended
	April 30, 2020		April 30, 2019
CLS Global Aggressive Equity Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	2,572,386	$35,917,256	1,795,988	$26,186,715
Shares issued to shareholders in reinvestment	419,348	6,147,642	1,091,873	13,430,034
Shares redeemed	(2,737,088)	(37,251,364)	(2,967,084)	(43,714,453)
Net increase (decrease)	254,646	$4,813,534	(79,223)	$(4,097,704)

Class T Shares:
Shares Sold	—	$—	1	$15
Shares issued to shareholders in reinvestment	—	—	—	1
Net increase	—	$—	1	$16

CLS Global Diversified Equity Fund
Class N Shares:
Shares Sold	4,138,494	$64,846,364	3,570,893	$61,926,246
Shares issued due to merger (Note 10)	—	—	3,262,115	53,924,399
Shares issued to shareholders in reinvestment	1,282,075	21,795,288	2,995,379	43,822,398
Shares redeemed	(7,052,150)	(112,106,344)	(7,063,173)	(123,332,510)
Net increase (decrease)	(1,631,581)	$(25,464,692)	2,765,214	$36,340,533

Class T Shares:
Shares Sold	—	$—	1	$17
Shares issued to shareholders in reinvestment	—	—	—	2
Net increase	—	$—	1	$19

CLS Growth and Income Fund
Class N Shares:
Shares Sold	5,098,635	$55,188,888	5,747,089	$63,258,037
Shares issued to shareholders in reinvestment	912,289	10,272,367	2,160,909	21,565,872
Shares redeemed	(10,534,090)	(113,515,663)	(10,459,265)	(115,076,326)
Net decrease	(4,523,166)	$(48,054,408)	(2,551,267)	$(30,252,417)

Class T Shares:
Shares Sold	—	$—	1	$11
Net increase	—	$—	1	$11

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)
April 30, 2020

	Year Ended			Year Ended
	April 30, 2020			April 30, 2019
CLS Flexible Income Fund	Shares	Dollars		Shares	Dollars
Class N Shares:
Shares Sold	3,421,424		$35,542,103	3,813,258	$38,506,872
Shares issued to shareholders in reinvestment	538,647		5,586,530	647,528	6,499,388
Shares redeemed	(6,189,902)		(63,686,962)	(6,633,437)	(66,798,528)
Net decrease	(2,229,831)		$(22,558,329)	(2,172,651)	$(21,792,268)

Class T Shares:
Shares Sold	—		$—	1	$10
Net increase	—		—	1	$10
		$
CLS Shelter Fund
Class N Shares:
Shares Sold	3,940,541		$46,016,685	4,798,632	$63,763,370
Shares issued to shareholders in reinvestment	189,202		2,404,758	3,686,112	39,072,791
Shares redeemed	(4,907,789)		(56,887,636)	(3,520,391)	(45,970,275)
Net increase (decrease)	(778,046)		$(8,466,193)	4,964,353	$56,865,886

Class T Shares:
Shares Sold	—		$—	1	$14
Shares issued to shareholders in reinvestment	—		—	—	3
Net increase	—		$—	1	$17

8.	Securities Lending

The CLS Global Aggressive Equity Fund, CLS Global Diversified Equity Fund, CLS Growth and Income Fund, CLS Flexible Income Fund, and CLS Shelter Fund have entered into a securities lending arrangement with The Bank of New York Mellon (the “Lending Agent”). Under the terms of the agreement, the Funds are authorized to loan securities through the Lending Agent to approved third-party borrowers. In exchange, the Funds receive cash collateral in the amount of at least 102% of the value of the securities loaned. The value of securities loaned is disclosed in a footnote on the statement of Assets & Liabilities and on the Schedule of Investments. Securities lending income is disclosed in the Funds’ Statements of Operations. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them.

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)
April 30, 2020

The Lending Agent may invest the cash collateral received in connection with securities lending transactions in the Milestone Treasury Obligations Fund. The Milestone Treasury Obligations Fund is deemed an affiliate of the Trust and is managed by the Advisor. The Milestone Treasury Obligations Fund is registered under the 1940 Act as an open end investment company, is subject to Rule 2a-7 under the 1940 Act, which the Advisor may receive an investment advisory fee of up to 0.10% on an annualized basis of the average daily net assets of the Milestone Treasury Obligations Fund.

The Funds have adopted the disclosure provisions of FASB ASU 2014-11, “Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.” ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2020:

CLS Global Aggressive Equity Fund	Remaining Contractual Maturity of the Agreements as of April 30, 2020
	Overnight and		Between
Securities Lending Transactions	Continuous	< 30 days	30 & 90 days	> 90 days	Total
Exchange Traded Funds	$35,597,315	$—	$—	$—	$35,597,315
Total Borrowings	$35,597,315	$—	$—	$—	$35,597,315
Gross amount of recognized liabilities for securities lending transactions					$35,597,315

CLS Global Diversified Equity Fund	Remaining Contractual Maturity of the Agreements as of April 30, 2020
	Overnight and		Between
Securities Lending Transactions	Continuous	< 30 days	30 & 90 days	> 90 days	Total
Exchange Traded Funds	$61,687,265	$—	$—	$—	$61,687,265
Total Borrowings	$61,687,265	$—	$—	$—	$61,687,265
Gross amount of recognized liabilities for securities lending transactions					$61,687,265

CLS Growth and Income Fund	Remaining Contractual Maturity of the Agreements as of April 30, 2020
	Overnight and		Between
Securities Lending Transactions	Continuous	< 30 days	30 & 90 days	> 90 days	Total
Exchange Traded Funds	$86,707,839	$—	$—	$—	$86,707,839
Total Borrowings	$86,707,839	$—	$—	$—	$86,707,839
Gross amount of recognized liabilities for securities lending transactions					$86,707,839

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)
April 30, 2020

CLS Flexible Income Fund	Remaining Contractual Maturity of the Agreements as of April 30, 2020
	Overnight and		Between
Securities Lending Transactions	Continuous	< 30 days	30 & 90 days	> 90 days	Total
Exchange Traded Funds	$61,911,599	$—	$—	$—	$61,911,599
Total Borrowings	$61,911,599	$—	$—	$—	$61,911,599
Gross amount of recognized liabilities for securities lending transactions					$61,911,599

CLS Shelter Fund	Remaining Contractual Maturity of the Agreements as of April 30, 2020
	Overnight and		Between
Securities Lending Transactions	Continuous	< 30 days	30 & 90 days	> 90 days	Total
Exchange Traded Funds	$4,577,690	$—	$—	$—	$4,577,690
Total Borrowings	$4,577,690	$—	$—	$—	$4,577,690
Gross amount of recognized liabilities for securities lending transactions					$4,577,690

Securities lending income represents a portion of total investment income and may not continue in the future due to market conditions.

	Gross Amounts		Gross Amounts not offset in the
	Recognized		Statement of Assets & Liabilities
	in Statements		Financial		Cash
	of Assets &		Instruments		Collateral	Net Amount
Fund	Liabilities		Pledged		Pledged	of Assets
CLS Global Aggressive Equity Fund	$35,254,216	(1)	$35,254,216	(2)	$—	$—
CLS Global Diversified Equity Fund	54,787,473	(1)	54,787,473	(2)	—	—
CLS Growth and Income Fund	83,114,402	(1)	83,114,402	(2)	—	—
CLS Flexible Income Fund	49,345,202	(1)	49,345,202	(2)	—	—
CLS Shelter Fund	4,673,738	(1)	4,673,738	(2)	—	—

(1)	Collateral for Securities Loaned at value as presented in the Schedule of Investments.

(2)	The amount is limited to the liability balance and accordingly, does not include excess collateral pledged.

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)
April 30, 2020

9.	Distributions to Shareholders and Tax Components of Capital

The tax character of distributions paid for the year ended April 30, 2020 and April 30, 2019 was as follows:

For the year ended April 30, 2020:
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
CLS Global Aggressive Equity Fund	$1,769,038	$4,388,091	$—	$—	$6,157,129
CLS Global Diversified Equity Fund	6,495,264	15,352,096	—	—	21,847,360
CLS Growth and Income Fund	8,962,734	1,334,995	—	—	10,297,729
CLS Flexible Income Fund	5,598,870	—	—	—	5,598,870
CLS Shelter Fund	2,418,289	—	—	—	2,418,289

For the year ended April 30, 2019:
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
CLS Global Aggressive Equity Fund	$2,196,138	$11,246,528	$—	$—	$13,442,666
CLS Global Diversified Equity Fund	6,399,931	37,521,147	—	—	43,921,078
CLS Growth and Income Fund	7,801,866	13,799,440	—	—	21,601,306
CLS Flexible Income Fund	6,514,773	—	—	—	6,514,773
CLS Shelter Fund	14,855,742	24,392,748	—	—	39,248,490

As of April 30, 2020, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed			Post October				Total
	Ordinary	Undistributed	Undistributed	Loss and	Capital	Other	Unrealized	Accumulated
	Tax-Exempt	Ordinary	Long-Term	Late	Loss Carry	Book/Tax	Appreciation/	Earnings/
Portfolio	Income	Income	Capital Gains	Year Loss	Forwards	Differences	(Depreciation)	(Deficits)
CLS Global Aggressive Equity Fund	$—	$—	$—	$(6,580,695)	$—	$—	$14,947,026	$8,366,331
CLS Global Diversified Equity Fund	—	—	—	(18,245,072)	—	(647,540)	22,893,389	4,000,777
CLS Growth and Income Fund	—	—	—	—	(1,877,601)	—	4,988,381	3,110,780
CLS Flexible Income Fund	—	—	—	(4,309,220)	(995,165)	—	2,345,635	(2,958,750)
CLS Shelter Fund	—	3,056,956	—	(11,981,653)	(10,066,511)	—	(7,849,490)	(26,840,698)

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)
April 30, 2020

The difference between book basis and tax basis undistributed net investment income/ loss, accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, tax deferral of capital losses related to a Fund merger, and adjustments for partnerships.

Post-October losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such Post-October losses as follows:

Post-October
Portfolio	Losses
CLS Global Aggressive Equity Fund	$6,580,695
CLS Global Diversified Equity Fund	18,245,072
CLS Growth and Income Fund	—
CLS Flexible Income Fund	4,309,220
CLS Shelter Fund	11,981,653

At April 30, 2020, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains and utilized as follows:

	Non-Expiring			CLCF
Portfolio	Short-Term	Long-Term	Total	Utilized

CLS Global Aggressive Equity Fund	$—	$—	$—	$—
CLS Global Diversified Equity Fund	—	—	—	—
CLS Growth and Income Fund	1,877,601	—	1,877,601	—
CLS Flexible Income Fund	114,516	880,649	995,165	1,072,545
CLS Shelter Fund	10,066,511	—	10,066,511	3,781,001

Permanent book and tax differences, primarily attributable to the tax reclassification of Fund distributions resulted in reclassifications for the funds for the year ended April 30, 2020 as follows:

	Paid In	Accumulated
Portfolio	Capital	Earnings (Losses)
CLS Global Aggressive Equity Fund	$(96,571)	$96,571
CLS Global Diversified Equity Fund	(219,817)	219,817
CLS Growth and Income Fund	(1,334,995)	1,334,995
CLS Flexible Income Fund	(151,957)	151,957
CLS Shelter Fund	—	—

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)
April 30, 2020

CLS Global Diversified Equity Fund acquired $2,199,877 of capital loss carryforwards related to the merger with the CLS International Equity Fund and has $647,540 of such losses remaining to be recognized over the next year. These amounts were subject to an annual limitation of $1,548,096 under current tax rules.

10.	Underlying Investment in Other Investment Companies

The CLS Global Aggressive Equity Fund, CLS Flexible Income Fund and CLS Shelter Fund invest in other investment companies. Each underlying fund, including each ETF, is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk and high yield risk. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses. The other Funds may also invest in investment companies. Such investments would subject the Funds to similar risks.

The performance of the CLS Global Aggressive Equity Fund, CLS Flexible Income Fund and CLS Shelter Fund will be directly affected by the performance of the Dreyfus Government Cash Management Institutional Class. The financial statements of the Fund, including the portfolio of investments, can be found at the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the CLs Global Aggressive Equity Fund’s financial statements. As of April 30, 2020, the percentage of the CLS Global Aggressive Equity Fund, CLS Flexible Income Fund and CLS Shelter Fund’s net assets invested in the Dreyfus Government Cash Management Institutional Class were 25.3%, 25.8% and 49.0%.

11.	Subsequent Events

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

AdvisorOne Funds Annual Report

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of AdvisorOne Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of CLS Global Aggressive Equity Fund, CLS Global Diversified Equity Fund, CLS Growth and Income Fund, CLS Flexible Income Fund, and CLS Shelter Fund (the “Funds”), each a series of AdvisorOne Funds (the “Trust”), including the schedules of investments, as of April 30, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of April 30, 2020, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2003.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

June 29, 2020

AdvisorOne Funds Annual Report

Shareholder Expense Example (Unaudited)

As a shareholder of one or more of the Funds you may incur ongoing costs, including management fees; shareholder servicing expenses and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses: The “actual” line of each row in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the applicable number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The “hypothetical” line of each row in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the “hypothetical” line of each row in the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

AdvisorOne Funds Annual Report

Shareholder Expense Example (Unaudited) (Continued)

	Beginning	Ending	Expense	Expenses
	Account Value	Account Value	Ratio	Paid During
	11/1/2019	4/30/2020	(Annualized)	the Period

CLS Global Aggressive Equity Fund
Actual:
Class N	$1,000.00	$917.00	1.22%	$5.83	*
Class T	1,000.00	918.50	1.07%	5.12	*
Hypothetical (5% return before expenses):
Class N	1,000.00	1,018.78	1.22%	6.14	*
Class T	1,000.00	1,019.53	1.07%	5.39	*

CLS Global Diversified Equity Fund
Actual:
Class N	$1,000.00	$883.10	1.18%	$5.53	*
Class T	1,000.00	884.60	1.03%	4.83	*
Hypothetical (5% return before expenses):
Class N	1,000.00	1,018.99	1.18%	5.92	*
Class T	1,000.00	1,019.74	1.03%	5.17	*

CLS Growth and Income Fund
Actual:
Class N	$1,000.00	$920.10	1.17%	$5.59	*
Class T	1,000.00	921.60	1.02%	4.88	*
Hypothetical (5% return before expenses):
Class N	1,000.00	1,019.04	1.17%	5.88	*
Class T	1,000.00	1,019.79	1.02%	5.13	*

CLS Flexible Income Fund
Actual:
Class N	$1,000.00	$980.40	0.86%	$4.23	*
Class T	1,000.00	981.90	0.71%	3.49	*
Hypothetical (5% return before expenses):
Class N	1,000.00	1,020.60	0.86%	4.31	*
Class T	1,000.00	1,021.34	0.71%	3.56	*

CLS Shelter Fund
Actual:
Class N	$1,000.00	$893.10	1.19%	$5.60	*
Class T	1,000.00	894.60	1.04%	4.89	*
Hypothetical (5% return before expenses):
Class N	1,000.00	1,018.95	1.19%	5.97	*
Class T	1,000.00	1,019.70	1.04%	5.22	*

*	Expenses are equal to each Fund’s respective annual expense ratios for the most recent six-month period, multiplied by the average account value over the period, multiplied by 182/366.

AdvisorOne Funds Annual Report

Independent Trustees

The business address of each Trustee and Officer is 17645 Wright Street, Omaha, NE 68130. All correspondence to the Trustees and Officers should be directed to c/o Gemini Fund Services, LLC, P.O. Box 541150, Omaha, Nebraska 68154.

			Number of
			Portfolios
			in Fund
Name,	Position/		Complex(2)	Other Directorships
Address and	Term of	Principal Occupation	Overseen	held by Trustee During
Year of Birth	Office(1)	During the Past Five Years	by Trustee	the Past Five Years
Gary W. Lanzen 1954	Trustee since 2003	Retired (since December 31, 2012).	7	Northern Lights Fund Trust, and Northern Lights Variable Trust (since 2005); Alternative Strategies Fund (since 2010).

Larry A. Carter 1952	Trustee since February 2012	Retired (since January 1, 2017); Consultant to private equity clients on grain processing industry (2004-2016).	7	NONE

John W. Davidson 1946	Trustee since February 2012	Creator, author and founder of John Davidson’s Economic Comments (since 2009).	7	Horizon Funds Trust (since 2015).

Edward D. Foy 1952	Trustee since February 2012	President and Chief Investment Officer of Foy Financial Services, Inc. (since 1987).	7	NONE

AdvisorOne Funds Annual Report

Interested Trustees and Officers

			Number of	Other
			Portfolios	Directorships
			in Fund	held by
Name,	Position/		Complex(2)	Trustee
Address and	Term of	Principal Occupation	Overseen	During the
Year of Birth	Office(1)	During the Past Five Years	by Trustee	Past Five Years
Todd Clarke(3) 1969	Trustee since November 2012	Manager of NorthStar Topco, LLC and NorthStar Financial Services Group, LLC (since April 2015); Managing Director, NorthStar Financial Services Group, LLC (September 2016-June 2018); Chief Executive Officer and Manager, CLS Investments, LLC (September 2012-September 2016); Director, Constellation Trust Company (February 2013-August 2018); Director, NorthStar CTC Holdings, Inc. (April 2015-August 2018).	7	NONE

Ryan Beach 1977	President since November 2012	President of the Trust; President (since September 2019; September 2012-September 2016), Chief Executive Officer (September 2016-December 2018), CLS Investments, LLC; President, Orion Portfolio Solutions, LLC (since January 2019); Director, Constellation Trust Company and NorthStar CTC Holdings, Inc. (since April 2015); Chief Executive Officer (since June 2017); President, Constellation Trust Company and NorthStar CTC Holdings, Inc. (October 2015-June 2017).	N/A	N/A

James Ash 80 Arkay Drive Hauppauge, NY 11788 1976	Chief Compliance Officer since September 2019	Senior Compliance Officer, Northern Lights Compliance Services, LLC (since 2019); Senior Vice President, National Sales Gemini Fund Services, LLC (2017-2019); Senior Vice President and Director of Legal Administration, Gemini Fund Services, LLC (2012-2017).	N/A	N/A

Reid Peters 1983	Treasurer and Principal Financial Officer since September 2019	Treasurer and Principal Financial Officer of the Trust (since September 2019); Controller of NorthStar Financial Services Group, LLC (since 2014).	N/A	N/A

Michael Forker 1986	Secretary since January 2018	Secretary of the Trust (since January 2018); Assistant Secretary of the Trust (2016-2018); AML Officer of the Trust (May 2014- April 2020); Chief Compliance Officer, CLS Investments, LLC (since May 2014); Director, Constellation Trust Company and NorthStar CTC Holdings, Inc. (since May 2018); Chief Risk Officer, Orion Advisor Solutions, LLC (since September 2019); Chief Compliance Officer, Orion Portfolio Solutions, LLC (since June 2018).	N/A	N/A

Jared Lahman 1986	AML Officer since April 2020	AML Officer of the Trust (since April 2020); Compliance Analyst, Northern Lights Compliance Services, LLC (since January 2019); Manager, Fund Accounting, Gemini Fund Services, LLC (January 2014-December 2018).	N/A	N/A

(1)	The term of office for each Trustee and officer listed above will continue indefinitely except as provided in the Trust’s retirement policy.

(2)	The term “Fund Complex” refers to the Trust, including the series of the Trust that may have filed registration statements with the SEC but may not yet be operational.

(3)	Todd Clarke is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his position with NorthStar Financial Services Group, LLC, parent company of CLS Investments, LLC (investment adviser to the Funds).

The Funds’ SAI contains additional information about the Trustees and is available free of charge, upon request, by calling 1-866-811-0225.

AdvisorOne Funds Annual Report

Supplemental Information (Unaudited)

A telephonic meeting (the “Meeting”) of the Board of Trustees (the “Board” or “Trustees”) of AdvisorOne Funds (the “Trust”) held on April 16, 2020, the Board, including those Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as revised (the “Independent Trustees”), considered the renewal of the Investment Advisory Agreement between the Trust and CLS Investments, LLC (“CLS”) on behalf of the CLS Global Diversified Equity Fund (“Global Diversified Equity”), CLS Growth and Income Fund (“Growth and Income”), CLS Global Aggressive Equity Fund (“Global Aggressive Equity”), CLS Flexible Income Fund (“Flexible Income”), and CLS Shelter Fund (“Shelter”), (collectively the “Core Funds”), and Milestone Treasury Obligations Fund (“Milestone”) (Core Funds and Milestone are collectively referred to herein as the “Funds”) (“Advisory Agreement”).

The Board reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the renewal of the Advisory Agreement. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all the information provided, both in written and verbal form, and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services. The Trustees discussed the credentials and experience of CLS personnel, noting that several members of the portfolio management team had advanced credentials including Chartered Financial Analyst, Chartered Market Technician, Certified Investment Management Analyst and Chartered Alternative Investment Analyst. The Trustees expressed confidence in the portfolio management team, citing the collaborative and open portfolio management process resulting in quality portfolio selection, analysis, and compliance monitoring. The Trustees considered CLS’s investment management strategies including the Risk Budgeting methodology and the technical and fundamental factors used to manage the non-risk budgeted funds. The Trustees discussed CLS’s robust compliance program, including the use of Factset, which has automated, to a large extent, pre-trade compliance functions, and its cooperation with the Trust’s administrator to complete post-trade compliance monitoring. The Trustees remarked that during the COVID-19 pandemic, CLS personnel were able to continue to provide uninterrupted services to the Funds without any decline in the quality of services. The Trustees considered that CLS was part of the NorthStar family of companies, which provided financial stability and organizational resources during periods of volatility. The Trustees agreed that the nature and quality of services provided by CLS were satisfactory, and that CLS had sufficient investment, compliance and financial resources to successfully manage the Funds.

AdvisorOne Funds Annual Report

Supplemental Information (Unaudited) (Continued)

Performance. The Trustees acknowledged that due to the COVID-19 pandemic and resulting market downturn, the performance of the Funds was poor in absolute terms and generally lagged peers for the quarter ended March 31, 2020. The Trustees reviewed each Fund’s performance over various time periods and agreed that each Fund’s long-term performance was more relevant, while also considering more recent data. The Trustees considered that over the long-term, each Fund’s performance was more closely aligned with its respective peers. With regards to performance, the Board also noted the following for each Fund, individually:

●	Global Aggressive Equity: The Trustees noted that for the 10 year and since inception periods ended December 31, 2019, the Fund outperformed its peer group, Morningstar category, and benchmark index. The Trustees remarked that the Fund experienced positive absolute returns for the 1 and 5 year periods, but otherwise underperformed its benchmark and Morningstar category for those periods. The Trustees noted that the underperformance was a result of overweighting in value and emerging market companies, consistent with the Fund’s investment theme. The Trustees reviewed the Fund’s year to date performance as of March 31, 2020, noting that it slightly underperformed, but was generally in line with its peer group, Morningstar category and benchmark.

●	Global Diversified Equity: The Trustees noted that for the 10 year period ended December 31, 2019, the Fund performed generally in-line with its peer group, Morningstar category and benchmark index. The Trustees noted that although the Fund experienced positive absolute returns for the 1 and 5 year periods, the Fund underperformed its peer group, Morningstar category and benchmark index. The Trustees noted that for the year-to-date period ended March 31, 2020, the Fund underperformed its peer group, Morningstar category and benchmark index. The Trustees noted that the contributors to underperformance were international equities, value-oriented equities and small cap companies. Further, the Trustees noted that the Fund was invested in financials and energy, which performed very poorly during the COVID-19 related market downturn.

●	Growth and Income: The Trustees noted that for the 1, 5 and 10 year periods ended December 31, 2019, the Fund performed in-line with its peer group and Morningstar category but underperformed its benchmark index. The Trustees commented that for the since-inception period, the Fund underperformed its benchmark, Morningstar category and peer group. The Trustees noted that for the year-to-date period ended March 31, 2020, the Fund experienced negative absolute returns and underperformed its peer group and Morningstar category, but outperformed its benchmark index. The Trustees noted that the underperformance was a result of overweight in certain sectors consistent with the Fund’s investment theme.

AdvisorOne Funds Annual Report

Supplemental Information (Unaudited) (Continued)

●	Flexible Income: The Trustees noted that for the 1 year period ended December 31, 2019, the Fund outperformed its peer group, Morningstar category and benchmark index. The Trustees commented that the Fund performed generally in-line with its peer group, Morningstar category and benchmark index for the 5, 10 and since inception periods. The Trustees discussed that for the quarter ended March 31, 2020, the Fund underperformed its peer group, Morningstar category and benchmark index. The Trustees considered that the Fund lagged its benchmarks for the quarter ended March 31, 2020 because it had a much higher allocation to equity and was overweight in areas such as emerging market bond.

●	Shelter: The Trustees discussed that the Fund outperformed its peer group and Morningstar category for all periods ended December 31, 2019. The Trustees considered that the Fund had a higher allocation to equities than its peers. The Trustees noted that the Fund underperformed its benchmark index for all periods, including 1, 5, 10 year and since inception. For the quarter ended March 31, 2020, the Trustees noted that the Fund underperformed its peer group and Morningstar category, but outperformed its benchmark index.

●	Strategic Global Equity: The Trustees discussed that the Fund’s inception date was May 15, 2019, and since inception, as of December 31, 2019, it had outperformed its peer group and Morningstar category and performed in line with its benchmark index. The Trustees noted that the Fund slightly outperformed its peer group for the three months ended March 31, 2020 and underperformed its Morningstar category and benchmark index.

●	Milestone: The Trustees considered that the Institutional share class outperformed the peer group average and Morningstar category for the 1, 5, 10 year and since inception periods ended December 31, 2019. The Trustees remarked that the Investor share class similarly outperformed its peers and Morningstar category for all periods. The Trustees noted that the Fund was outperformed by the benchmark index for all periods. The Trustees discussed the Fund’s performance for the quarter ended March 31, 2020, noting that it performed in line with all peers, but slightly underperformed the benchmark index for the quarter ended March 31, 2020.

After further discussion and based upon the information noted above and the information provided by CLS about each Fund’s performance versus its respective benchmark over various time periods, the Board concluded that performance of each Fund was reasonable.

AdvisorOne Funds Annual Report

Supplemental Information (Unaudited) (Continued)

Fees and Expenses. The Board reviewed the advisory fees and expense ratios of the Funds relative to each Fund’s adviser selected peer group and Morningstar category and noted the following:

●	Global Aggressive Equity: The Trustees noted the Fund’s advisory fee was in line with the peer group average and higher than the Morningstar category average, and the expense ratio was higher than the peer group and the Morningstar category average. With respect to the expense ratio, the Trustees noted that without acquired fund fees and expenses, the Fund’s expense ratio was in line with that of its peers.

●	Global Diversified Equity: The Trustees noted the Fund’s advisory fee was in line with the peer group average and higher than the Morningstar category average, and the expense ratio was higher than the peer group and the Morningstar category average. With respect to the expense ratio, the Trustees noted that without acquired fund fees and expenses, the Fund’s expense ratio was in line with that of its peers.

●	Growth and Income: The Trustees noted the Fund’s advisory fee was higher than the average for the peer group and the Morningstar category and the expense ratio was in line with the peer group and Morningstar category when not including acquired fund fees and expenses. The Trustees noted that with respect to the Morningstar category peers, the Fund had a smaller asset base than its peers and many of the peer funds were proprietary fund-of-funds, for which fees and expenses appear lower because of their structure.

●	Flexible Income: The Trustees noted the Fund’s advisory fee was slightly lower than the peer group average and in line with the Morningstar category average. The Trustees noted that the expense ratio for the Fund was higher than its peer group and Morningstar category average, but was in line with its peers without acquired fund fees and expenses.

●	Shelter: The Trustees noted the Fund’s advisory fee and expense ratio were lower than the peer group average and the Morningstar category average.

●	Strategic Global Equity: The Trustees commented that the Fund’s advisory fee was lower than the peer group average but above the Morningstar category average. The Trustees noted that the Fund’s expense ratio was higher than the peer group and Morningstar category averages.

●	Milestone: The Trustees noted the Fund’s advisory fee and expense ratio was lower than both peer group averages and the Morningstar category average.

The Board agreed that the advisory fees and expenses for each Fund were within reasonable range of each Fund’s peer group and Morningstar category. The Board concluded that, given the quality and experience of the personnel providing services to the Funds, the advisory fees and expenses of each Fund were not unreasonable.

AdvisorOne Funds Annual Report

Supplemental Information (Unaudited) (Continued)

Profitability. The Board considered the profits realized by CLS in connection with the operation of each Fund, and considered whether the amount of profit was a fair entrepreneurial profit for the management of the Fund. The Trustees discussed the income and other benefits realized by CLS and its affiliates from activities and services provided to the Funds. The Board reviewed CLS’s financial statements as of December 31, 2018 and a representative of CLS confirmed there were no adverse material changes in the financial condition of CLS since the date of the financials. The Trustees concluded that to the extent CLS earned a profit from a Fund, the profits appeared reasonable and not excessive.

Economies of Scale. The Board considered whether economies of scale have been attained with respect to the management of the Funds. They discussed the expense limitation and fee waivers provided by CLS. The Board noted that although the Funds had not yet reached asset levels with economies, CLS was willing to consider economies in the future if Fund assets realize significant growth and that current margins were in-line with their experience. After discussion, it was the consensus of the Board that it would not request any changes to the management fee structure at this time.

Conclusion. Having requested and received such information from CLS as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that the terms of the Advisory Agreement were not unreasonable and renewal of the Advisory Agreement was in the best interests of each Fund and its shareholders.

AdvisorOne Funds Annual Report

Supplemental Information (Unaudited) (Continued)

Liquidity Risk Management Program (Unaudited)

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal period ended April 30, 2020, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

AdvisorOne Funds Annual Report

Proxy Voting Policy

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-866-811-0225 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-866-811-0225.

ABOUT CLS

CLS Investments (CLS) is a third party investment manager, ETF strategist, and long-time trusted partner in the financial industry. CLS’s extensive risk management experience, active asset allocation approach, and customizable strategy offerings have led clients to entrust their portfolios to CLS since 1989.

Through CLS’s partnership structure, your financial advisor maintains a direct relationship with you, while CLS’s portfolio management and analytics teams take on the day-to-day research, trading, and operations required to manage your account. Together, you and your advisor use the tools CLS provides to determine the investing strategy, investment types, and risk tolerance level most appropriate for you. Your advisor provides this information to CLS so we can accordingly make timely active asset allocation decisions within your portfolio. Through this mutually beneficial connection, CLS enhances your advisor’s service to you.

1989
Founded

$8.8B*
Assets Under Management

43K+
CLS clients

*As of 4/30/20

888.455.4244	CLSinvest.com	Follow us: @clsinvestments	A Company

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.

(c)        Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)       The Registrant’s board of trustees has determined that Larry Carter is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Carter is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

FY 2020 $ 85,500

FY 2019 $ 85,500

(b)	Audit-Related Fees

FY 2020 $ 0

FY 2019 $ 0

Nature of the fees:

(c)	Tax Fees

FY 2020 $ 17,900

FY 2019 $ 17,900

Nature of the fees: Preparation of federal and state tax returns and review of annual dividend calculations.

(d)	All Other Fees

                                                     Registrant          Adviser

FY 2020                            $ 0                 $ 0

FY 2019                            $ 0                 $ 0

Nature of the fees:

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee is also required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant to the extent that the services are determined to have a direct impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the audit committee.

(2)	Percentages of 2020 Services Approved by the Audit Committee

                                                                                  Registrant                    Adviser

Audit-Related Fees:                      0%                              0%

Tax Fees:                                         0%                              0%

All Other Fees:                               0%                              0%

(f)        During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)        The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

                                                 Registrant                   Adviser

FY 2020                     $ 17,900                     $ None

FY 2019                     $ 17,900                     $ None

(h)        Not applicable. All non-audit services to the registrant were pre-approved by the Audit Committee for FY 2020.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Funds. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith..

(a)(3) Not applicable.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorOne Funds

By (Signature and Title)

/s/ Ryan Beach

Ryan Beach, Principal Executive Officer/President

Date 6/30/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Ryan Beach

Ryan Beach, Principal Executive Officer/President

Date 6/30/20

By (Signature and Title)

/s/ Reid Peters

Reid Peters, Principal Financial Officer/Treasurer

Date 6/30/20